UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7874

JPMorgan Investment Trust (formerly One Group Investment Trust)
(Exact name of registrant as specified in charter)

522 Fifth Avenue
New York, New York 10036
(Address of principal executive offices) (Zip code)

Stephen M. Benham
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Investment Trust

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The List is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The List has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The List is subject to change without notice. The List is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Investment Trust Mid Cap Growth Portfolio (Formerly One Group Investment Trust Mid Cap Growth Portfolio)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 98.6%
Aerospace & Defense — 3.0%
18	L-3 Communications Holdings, Inc.	$1,250
33	Precision Castparts Corp.	2,557
40	Rockwell Collins, Inc.	1,903

		5,710

Air Freight & Logistics — 0.9%
32	C.H. Robinson Worldwide, Inc.	1,636

Airlines — 0.7%
99	Southwest Airlines Co.	1,409

Auto Components — 1.0%
41	Autoliv, Inc.	1,942

Biotechnology — 2.9%
28	Celgene Corp. (a)	960
40	Genzyme Corp. (a)	2,287
20	Invitrogen Corp. (a)	1,356
20	OSI Pharmaceuticals, Inc. (a)	835

		5,438

Capital Markets — 2.6%
109	Ameritrade Holding Corp. (a)	1,112
35	Eaton Vance Corp.	830
29	Investors Financial Services Corp.	1,418
20	Legg Mason, Inc.	1,593

		4,953

Commercial Banks — 1.1%
33	North Fork Bancorp, Inc.	911
18	Zions Bancorp	1,267

		2,178

Commercial Services & Supplies — 4.4%
36	ChoicePoint, Inc. (a)	1,462
23	Dun & Bradstreet Corp. (a)	1,398
38	Education Management Corp. (a)	1,049
24	HNI Corp.	1,068
36	Manpower, Inc.	1,575
57	West Corp. (a)	1,837

		8,389

Communications Equipment — 1.7%
30	Harris Corp.	970
30	Research In Motion Ltd. (a)	2,308

		3,278

Computers & Peripherals — 3.0%
35	Apple Computer, Inc. (a)	1,469
75	NCR Corp. (a)	2,525
61	Network Appliance, Inc. (a)	1,696

		5,690

Construction & Engineering — 1.2%
44	Jacobs Engineering Group, Inc. (a)	2,277

Consumer Finance — 1.2%
94	AmeriCredit Corp. (a)	2,201

Diversified Financial Services — 1.8%
80	CapitalSource, Inc. (a)	1,835
41	CIT Group, Inc.	1,541

		3,376

Electrical Equipment — 1.4%
22	Hubbell, Inc., Class B	1,147
26	Rockwell Automation, Inc.	1,495

		2,642

Electronic Equipment & Instruments — 5.6%
105	Amphenol Corp., Class A	3,900
75	Arrow Electronics, Inc. (a)	1,889
18	Dolby Laboratories, Inc. (a)	426
72	Jabil Circuit, Inc. (a)	2,056
32	National Instruments Corp.	876
43	Tech Data Corp. (a)	1,597

		10,744

Energy Equipment & Services — 3.1%
17	BJ Services Co.	867
61	Grant Prideco, Inc. (a)	1,474
33	Noble Corp.	1,835
71	Patterson-UTI Energy, Inc.	1,775

		5,951

Health Care Equipment & Supplies — 5.6%
38	Bausch & Lomb, Inc.	2,775
32	Beckman Coulter, Inc.	2,150
20	Biomet, Inc.	726
66	Cytyc Corp. (a)	1,527
35	Fisher Scientific International, Inc. (a)	1,989
19	Zimmer Holdings, Inc. (a)	1,478

		10,645

Health Care Providers & Services — 10.6%
26	Aetna, Inc.	1,915
35	Caremark Rx, Inc. (a)	1,409
25	Coventry Health Care, Inc. (a)	1,707

Shares	Security Description	Value

62	DaVita, Inc. (a)	2,603
26	Laboratory Corp. of America Holdings (a)	1,260
51	Manor Care, Inc.	1,853
25	McKesson Corp.	932
51	Medco Health Solutions, Inc. (a)	2,543
58	Omnicare, Inc.	2,065
35	Renal Care Group, Inc. (a)	1,322
52	Triad Hospitals, Inc. (a)	2,593

		20,202

Hotels, Restaurants & Leisure — 8.5%
69	Applebees International, Inc.	1,896
50	Brinker International, Inc. (a)	1,811
110	Caesars Entertainment, Inc. (a)	2,185
38	Cheesecake Factory, Inc. (The) (a)	1,358
83	Hilton Hotels Corp.	1,860
34	International Speedway Corp., Class A	1,848
24	Marriott International, Inc., Class A	1,605
48	Royal Caribbean Cruises Ltd.	2,158
21	Station Casinos, Inc.	1,435

		16,156

Household Durables — 1.2%
24	Centex Corp.	1,357
10	Harman International Industries, Inc.	911

		2,268

Insurance — 0.6%
15	AMBAC Financial Group, Inc.	1,095

Internet Software & Services — 0.7%
45	VeriSign, Inc. (a)	1,304

IT Services — 2.5%
24	Affiliated Computer Services, Inc., Class A (a)	1,294
39	Alliance Data Systems Corp. (a)	1,578
43	CheckFree Corp. (a)	1,740
2	Global Payments, Inc.	97

		4,709

Leisure Equipment & Products — 2.7%
80	Brunswick Corp.	3,734
20	Polaris Industries, Inc.	1,426

		5,160

Machinery — 3.3%
44	Harsco Corp.	2,596
20	ITT Industries, Inc.	1,791
22	Oshkosh Truck Corp.	1,804

		6,191

Media — 0.3%
7	Getty Images, Inc. (a)	505

Metals & Mining — 1.0%
40	Consol Energy, Inc.	1,897

Multiline Retail — 0.7%
59	Dollar General Corp.	1,296

Office Electronics — 1.4%
102	Xerox Corp. (a)	1,545
24	Zebra Technologies Corp., Class A (a)	1,154

		2,699

Oil & Gas — 2.3%
15	Murphy Oil Corp.	1,489
17	Premcor, Inc.	985
54	Talisman Energy, Inc.	1,839

		4,313

Pharmaceuticals — 2.1%
45	Nektar Therapeutics (a)	630
31	Sepracor, Inc. (a)	1,784
68	Valeant Pharmaceuticals International	1,536

		3,950

Road & Rail — 0.9%
38	Hunt (J.B.) Transport Services, Inc.	1,661

Semiconductors & Semiconductor Equipment — 3.9%
42	Broadcom Corp., Class A (a)	1,264
21	KLA-Tencor Corp. (a)	973
45	Lam Research Corp. (a)	1,292
58	Linear Technology Corp.	2,210
66	Microchip Technology, Inc.	1,711

		7,450

Software — 3.9%
29	Adobe Systems, Inc.	1,965
82	Citrix Systems, Inc. (a)	1,946
42	Cognos, Inc. (a)	1,778
63	Computer Associates International, Inc.	1,717

		7,406

Specialty Retail — 8.6%
32	Abercrombie & Fitch Co.	1,846
40	Advance Auto Parts, Inc. (a)	2,000
57	CarMax, Inc. (a)	1,792
90	Circuit City Stores, Inc.	1,445
65	Foot Locker, Inc.	1,912
56	Pacific Sunwear of California, Inc. (a)	1,553
52	Petco Animal Supplies, Inc. (a)	1,900
64	Ross Stores, Inc.	1,868
57	Tiffany & Co.	1,950

		16,266

Textiles, Apparel & Luxury Goods — 0.7%
23	Coach, Inc. (a)	1,291

Trading Companies & Distributors — 0.7%

Shares	Security Description	Value

26	Fastenal Co.	1,431

Wireless Telecommunication Services — 0.8%
26	NII Holdings, Inc. (a)	1,472

	Total Common Stocks (Cost $162,574)	187,181

SHORT-TERM INVESTMENTS — 1.4%
Investment Companies — 1.4%
2,584	JPMorgan Liquid Assets Money Market Fund (b) (m) (Amortized Cost $2,584)	2,584

Total Investments — 100.0%
(Cost/Amortized Cost $165,158)		189,765
Other Liabilities in Excess of Assets — 0.0% (g)		79

Net Assets — 100.0%		$189,844

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,242
Aggregate gross unrealized depreciation	(2,635)

Net unrealized appreciation/depreciation	$24,607

Federal income tax cost of investments	$165,158

JPMorgan Investment Trust Mid Cap Value Portfolio (Formerly One Group Investment Trust Mid Cap Value Portfolio)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
 (Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 95.8%
Aerospace & Defense — 0.5%
10	L-3 Communications Holdings, Inc.	$710

Auto Components — 1.5%
28	BorgWarner, Inc.	1,363
17	Lear Corp.	754

		2,117

Beverages — 1.7%
24	Brown-Forman Corp., Class B	1,330
21	Constellation Brands, Inc., Class A (a)	1,105

		2,435

Building Products — 0.6%
18	American Standard Cos., Inc.	841

Capital Markets — 2.5%
132	E*Trade Financial Corp. (a)	1,588
15	Legg Mason, Inc.	1,141
20	Northern Trust Corp.	877

		3,606

Chemicals — 4.8%
25	Albemarle Corp.	898
27	Cabot Corp.	892
18	International Flavors & Fragrances, Inc.	707
22	Lubrizol Corp.	882
15	PPG Industries, Inc.	1,037
44	RPM International, Inc.	805
12	Sigma-Aldrich Corp.	717
20	Valspar Corp.	935

		6,873

Commercial Banks — 6.2%
37	Compass Bancshares, Inc.	1,698
18	Cullen/Frost Bankers, Inc.	808
10	M&T Bank Corp.	970
28	Mercantile Bankshares Corp.	1,429
45	North Fork Bancorp, Inc.	1,241
33	TCF Financial Corp.	885
18	TD Banknorth, Inc. (a)	552
19	Zions Bancorp	1,298

		8,881

Commercial Services & Supplies — 1.4%
16	HNI Corp.	697
39	Republic Services, Inc.	1,289

		1,986

Communications Equipment — 0.7%
33	Harris Corp.	1,068

Computers & Peripherals — 0.9%
13	Diebold, Inc.	696
8	Lexmark International, Inc., Class A (a)	648

		1,344

Construction Materials — 1.3%
16	Florida Rock Industries, Inc.	917
17	Vulcan Materials Co.	938

		1,855

Containers & Packaging — 1.2%
20	Ball Corp.	817
37	Pactiv Corp. (a)	852

		1,669

Diversified Financial Services — 0.8%
32	Principal Financial Group	1,212

Diversified Telecommunication Services — 1.9%
24	Alltel Corp.	1,328
44	CenturyTel, Inc.	1,435

		2,763

Electric Utilities — 3.7%
17	Allete, Inc.	699
22	Black Hills Corp.	737
41	DPL, Inc.	1,025
37	Northeast Utilities	713
19	PPL Corp.	1,037
48	Westar Energy, Inc.	1,045

		5,256

Electrical Equipment — 0.8%
9	Ametek, Inc.	374
11	Cooper Industries Ltd., Class A	780

		1,154

Electronic Equipment & Instruments — 1.0%
55	Arrow Electronics, Inc. (a)	1,392

Energy Equipment & Services — 1.7%
45	National-Oilwell, Inc. (a)	2,096
9	Unit Corp. (a)	411

		2,507

Food Products — 2.3%
42	Dean Foods Co. (a)	1,434
35	Hormel Foods Corp.	1,076
16	JM Smucker Co. (The)	780

		3,290

Gas Utilities — 1.1%
30	AGL Resources, Inc.	1,041
11	UGI Corp.	477

		1,518

Shares	Security Description	Value
Health Care Providers & Services — 5.5%
28	Coventry Health Care, Inc. (a)	1,928
34	IMS Health, Inc.	817
12	Magellan Health Services, Inc. (a)	398
22	Manor Care, Inc.	785
36	Omnicare, Inc.	1,262
8	Quest Diagnostics	810
17	Renal Care Group, Inc. (a)	638
24	Triad Hospitals, Inc. (a)	1,218

		7,856

Hotels, Restaurants & Leisure — 2.2%
32	Applebees International, Inc.	890
39	Hilton Hotels Corp.	881
30	Outback Steakhouse, Inc.	1,374

		3,145

Household Durables — 2.5%
8	Centex Corp.	464
20	Fortune Brands, Inc.	1,596
12	Lennar Corp., Class A	686
9	Mohawk Industries, Inc. (a)	776

		3,522

Household Products — 0.6%
13	Clorox Co.	825

Industrial Conglomerates — 0.9%
19	Carlisle Cos., Inc.	1,305

Insurance — 8.5%
54	Assurant, Inc.	1,833
24	Cincinnati Financial Corp.	1,029
16	Everest Re Group Ltd.	1,370
31	Fidelity National Financial, Inc.	1,021
19	IPC Holdings Ltd.	727
25	MBIA, Inc.	1,298
79	Old Republic International Corp.	1,851
10	PartnerRe Ltd.	646
22	Protective Life Corp.	873
9	Stancorp Financial Group, Inc.	746
21	Willis Group Holdings Ltd.	785

		12,179

IT Services — 0.5%
14	Affiliated Computer Services, Inc., Class A (a)	767

Machinery — 2.2%
14	Crane Co.	414
16	Harsco Corp.	978
11	Parker-Hannifin Corp.	658
27	Pentair, Inc.	1,053

		3,103

Media — 3.0%
51	Belo Corp., Class A	1,234
36	Dex Media, Inc.	735
22	E.W. Scripps Co., Class A	1,068
35	Interactive Data Corp. (a)	728
8	Knight Ridder, Inc.	565

		4,330

Metals & Mining — 1.1%
38	Arch Coal, Inc.	1,651

Multi-Utilities & Unregulated Power — 4.2%
30	CMS Energy Corp. (a)	391
9	Energen Corp.	586
43	Energy East Corp.	1,117
39	MDU Resources Group, Inc.	1,075
32	Oneok, Inc.	995
14	Questar Corp.	818
27	SCANA Corp.	1,032

		6,014

Multiline Retail — 2.5%
49	Family Dollar Stores, Inc.	1,494
20	May Department Stores Co. (The)	722
54	Saks, Inc. (a)	969
14	Tuesday Morning Corp. (a)	395

		3,580

Oil & Gas — 6.7%
13	Ashland, Inc.	870
38	Devon Energy Corp.	1,835
12	Houston Exploration Co. (a)	689
17	Kinder Morgan, Inc.	1,310
24	Marathon Oil Corp.	1,117
11	Newfield Exploration Co. (a)	847
35	Pioneer Natural Resources Co.	1,499
17	Range Resources Corp.	385
15	Valero Energy Corp.	1,081

		9,633

Paper & Forest Products — 0.3%
13	MeadWestvaco Corp.	404

Real Estate — 4.5%
25	AMB Property Corp. (REIT)	934
43	American Financial Realty Trust (REIT)	632
17	Brookfield Properties Co. (REIT)	654
14	Cousins Properties, Inc. (REIT)	370
8	Kimco Realty Corp. (REIT)	431
30	Liberty Property Trust (REIT)	1,172
17	PS Business Parks, Inc., Class A (REIT)	665
18	Rayonier, Inc. (REIT)	892
33	United Dominion Realty Trust, Inc. (REIT)	695

		6,445

Road & Rail — 0.8%
25	Hunt (J.B.) Transport Services, Inc.	1,094

Shares	Security Description	Value
Software — 0.7%
36	Computer Associates International, Inc.	962

Specialty Retail — 4.8%
24	Advance Auto Parts, Inc. (a)	1,196
54	Autonation, Inc. (a)	1,026
17	AutoZone, Inc. (a)	1,448
10	Sherwin-Williams Co. (The)	427
30	Tiffany & Co.	1,032
70	TJX Cos., Inc.	1,727

		6,856

Textiles, Apparel & Luxury Goods — 2.5%
20	Columbia Sportswear Co. (a)	1,065
15	Jones Apparel Group, Inc.	516
34	V.F. Corp.	2,034

		3,615

Thrifts & Mortgage Finance — 4.4%
26	Golden West Financial Corp.	1,579
22	Independence Community Bank Corp.	854
11	MGIC Investment Corp.	697
17	PMI Group, Inc.	646
20	Radian Group, Inc.	945
68	Sovereign Bancorp, Inc.	1,516

		6,237

Wireless Telecommunication Services — 0.8%
13	Telephone & Data Systems, Inc.	1,093

	Total Common Stocks (Cost $118,105)	137,093

SHORT-TERM INVESTMENTS — 4.2%
Investment Companies — 4.2%
6,043	JPMorgan Liquid Assets Money Market Fund (b) (m) (Amortized Cost $6,043)	6,043

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 12.5%
Investment Companies — 10.1%
10,000	BGI Prime Money Market Fund	10,000
4,432	Morgan Stanley Institutional Liquidity Funds	4,432

		14,432

Principal Amount
Medium Term Notes — 2.4%
	$198	American Honda Finance Corp. 2.93%, 09/08/05 FRN	198
	99	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05 FRN	99
	476	CC USA, Inc. 3.05%, 02/17/06 FRN	476
	99	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	99
	248	Credit Suisse First Boston USA, Inc. 2.95%, 09/01/05 FRN	248
	148	Fifth Third Bancorp 2.84%, 07/26/05 FRN	148
	198	General Electric Capital Corp. 2.74%, 10/24/05 FRN	198
	476	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05 FRN	476
	247	Liberty Lighthouse Co. LLC 2.94%, 07/25/05 FRN	247
	149	MBIA Global Funding LLC 2.95%, 01/26/07 FRN	149
	149	Merrill Lynch & Co., Inc. 2.99%, 08/22/05 FRN	149
	248	Sigma Finance Corp. 3.03%, 09/16/05 FRN	248
	149	Sigma Finance Corp. 3.04%, 02/27/06 FRN	149
	99	Wells Fargo & Co. 2.90%, 09/29/05 FRN	99
	476	Wells Fargo & Co. 2.99%, 12/16/05 FRN	476

			3,459

		Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $17,891)	17,891

Total Investments — 112.5%
(Cost/Amortized Cost $142,039)			161,027
Other Liabilities in Excess of Assets — (12.5)%			(17,936)

Net Assets — 100.0%			$143,091

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,898
Aggregate gross unrealized depreciation	(910)

Net unrealized appreciation/depreciation	$18,988

Federal income tax cost of investments	$142,039

JPMorgan Investment Trust Diversified Mid Cap Portfolio (Formerly One Group Investment Trust Diversified Mid Cap Portfolio)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 101.1%
Aerospace & Defense — 2.0%
6	L-3 Communications Holdings, Inc.	$446
5	Precision Castparts Corp.	362
5	United Defense Industries, Inc.	396

		1,204

Air Freight & Logistics — 0.7%
9	CNF, Inc.	407

Auto Components — 1.4%
6	Autoliv, Inc.	295
6	BorgWarner, Inc.	277
17	Goodyear Tire & Rubber Co. (The) (a)	222

		794

Beverages — 0.8%
9	Constellation Brands, Inc., Class A (a)	450

Capital Markets — 1.7%
2	A.G. Edwards, Inc.	90
5	Affiliated Managers Group, Inc. (a)	311
36	E*Trade Financial Corp. (a)	431
5	National Financial Partners Corp.	195

		1,027

Chemicals — 2.3%
6	FMC Corp. (a)	342
6	Georgia Gulf Corp.	290
9	Lubrizol Corp.	358
13	Lyondell Chemical Co.	371

		1,361

Commercial Banks — 3.4%
13	Associated Banc-Corp.	407
18	Colonial BancGroup, Inc. (The)	369
9	Compass Bancshares, Inc.	407
7	First Bancorp	296
19	North Fork Bancorp, Inc.	513

		1,992

Commercial Services & Supplies — 0.5%
9	Brink’s Co. (The)	301

Communications Equipment — 0.4%
7	Harris Corp.	217

Computers & Peripherals — 1.3%
12	Storage Technology Corp. (a)	370
33	Western Digital Corp. (a)	414

		784

Consumer Finance — 1.6%
16	AmeriCredit Corp. (a)	375
18	Providian Financial Corp. (a)	314
6	WFS Financial, Inc. (a)	263

		952

Containers & Packaging — 1.2%
10	Ball Corp.	395
20	Crown Holdings, Inc. (a)	308

		703

Distributors — 0.5%
12	Adesa, Inc.	282

Diversified Telecommunication Services — 0.5%
17	AT&T Corp.	322

Electric Utilities — 1.0%
9	DPL, Inc.	220
7	WPS Resources Corp.	370

		590

Electrical Equipment — 1.2%
10	Ametek, Inc.	413
10	Thomas & Betts Corp. (a)	307

		720

Electronic Equipment & Instruments — 1.2%
9	Amphenol Corp., Class A	339
21	Ingram Micro, Inc., Class A (a)	355

		694

Food Products — 2.2%
24	Archer-Daniels-Midland Co.	585
10	Pilgrim’s Pride Corp., Class B	350
12	Smithfield Foods, Inc. (a)	369

		1,304

Health Care Equipment & Supplies — 0.7%
7	Fisher Scientific International, Inc. (a)	408

Health Care Providers & Services — 6.2%
8	Caremark Rx, Inc. (a)	301
6	CIGNA Corp.	554
7	Coventry Health Care, Inc. (a)	497
4	DaVita, Inc. (a)	167
13	Humana, Inc. (a)	409
7	Pacificare Health Systems, Inc. (a)	387
7	WellChoice, Inc. (a)	363
8	WellPoint, Inc. (a)	969

		3,647

Hotels, Restaurants & Leisure — 2.4%

Shares	Security Description	Value

15	Darden Restaurants, Inc.	457
6	Mandalay Resort Group	446
6	McDonald’s Corp.	196
12	Penn National Gaming, Inc. (a)	338

		1,437

Household Durables — 6.2%
4	Black & Decker Corp.	300
6	Centex Corp.	332
16	D.R. Horton, Inc.	475
8	Lennar Corp., Class A	442
3	MDC Holdings, Inc.	188
1	NVR, Inc. (a)	392
6	Ryland Group, Inc.	385
5	Standard-Pacific Corp.	361
7	Stanley Works (The)	303
6	Toll Brothers, Inc. (a)	434

		3,612

Household Products — 0.8%
8	Energizer Holdings, Inc. (a)	460

Insurance — 6.3%
11	American Financial Group, Inc.	342
7	AmerUs Group Co.	312
16	Assured Guaranty Ltd.	280
11	Axis Capital Holdings Ltd.	303
4	Everest Re Group Ltd.	304
10	First American Corp.	329
8	ProAssurance Corp. (a)	315
11	Protective Life Corp.	416
5	Stancorp Financial Group, Inc.	382
7	Unitrin, Inc.	327
8	W.R. Berkley Corp.	397

		3,707

Internet Software & Services — 0.9%
25	EarthLink, Inc. (a)	225
13	McAfee, Inc. (a)	302

		527

IT Services — 2.8%
7	Alliance Data Systems Corp. (a)	299
10	CheckFree Corp. (a)	395
9	Computer Sciences Corp. (a)	417
17	Perot Systems Corp., Class A (a)	229
14	Sabre Holdings Corp., Class A	309

		1,649

Leisure Equipment & Products — 0.5%
8	Eastman Kodak Co.	267

Machinery — 2.7%
5	Cummins, Inc.	346
4	Eaton Corp.	288
9	Graco, Inc.	363
6	Kennametal, Inc.	280
7	Terex Corp. (a)	303

		1,580

Media — 0.5%
5	R.H. Donnelly Corp. (a)	308

Metals & Mining — 5.4%
8	Consol Energy, Inc.	371
9	International Steel Group, Inc. (a)	336
8	Nucor Corp.	478
10	Peabody Energy Corp.	445
5	Phelps Dodge Corp.	488
7	Southern Peru Copper Corp.	372
8	Steel Dynamics, Inc.	262
9	United States Steel Corp.	437

		3,189

Multi-Utilities & Unregulated Power — 5.8%
31	AES Corp. (The) (a)	511
9	Constellation Energy Group, Inc.	486
5	Energen Corp.	333
6	Equitable Resources, Inc.	367
12	National Fuel Gas Co.	337
13	Oneok, Inc.	391
2	Questar Corp.	119
9	SCANA Corp.	352
12	Sempra Energy	490

		3,386

Multiline Retail — 1.5%
8	J.C. Penney Co., Holding Co.	405
4	Sears Holdings Corp. (a)	479

		884

Office Electronics — 0.8%
32	Xerox Corp. (a)	482

Oil & Gas — 11.9%
5	Amerada Hess Corp.	500
6	Apache Corp.	386
7	Kerr-McGee Corp.	509
12	Marathon Oil Corp.	558
7	Newfield Exploration Co. (a)	483
6	Noble Energy, Inc.	435
6	Overseas Shipholding Group, Inc.	371
11	Patina Oil & Gas Corp.	420
10	Pioneer Natural Resources Co.	444
9	Plains Exploration & Production Co. (a)	318

Shares	Security Description	Value

7	Premcor, Inc.	394
5	Sunoco, Inc.	507
9	Tesoro Corp. (a)	348
10	Valero Energy Corp.	711
17	XTO Energy, Inc.	574

		6,958

Paper & Forest Products — 1.3%
12	Georgia-Pacific Corp.	426
14	Louisiana-Pacific Corp.	357

		783

Real Estate — 5.7%
3	AMB Property Corp. (REIT)	113
5	CBL & Associates Properties, Inc. (REIT)	322
14	Equity Residential (REIT)	441
14	General Growth Properties, Inc. (REIT)	463
22	HRPT Properties Trust (REIT)	256
7	Macerich Co. (The) (REIT)	346
5	New Century Financial Corp. (REIT)	253
7	Regency Centers Corp. (REIT)	353
8	Simon Property Group, Inc. (REIT)	485
16	United Dominion Realty Trust, Inc. (REIT)	340

		3,372

Road & Rail — 2.9%
9	Hunt (J.B.) Transport Services, Inc.	393
16	Laidlaw International, Inc. (a)	333
16	Norfolk Southern Corp.	578
6	Yellow Roadway Corp. (a)	375

		1,679

Semiconductors & Semiconductor Equipment — 1.4%
26	Freescale Semiconductor, Inc., Class B (a)	444
28	MEMC Electronic Materials, Inc. (a)	375

		819

Software — 1.3%
24	Activision, Inc., Class A (a)	353
13	Autodesk, Inc.	393

		746

Specialty Retail — 3.8%
7	Abercrombie & Fitch Co.	418
10	Aeropostale, Inc. (a)	324
15	American Eagle Outfitters, Inc.	437
6	Barnes & Noble, Inc. (a)	201
12	Michaels Stores, Inc.	443
9	Sherwin-Williams Co. (The)	405

		2,228

Textiles, Apparel & Luxury Goods — 1.3%
5	Timberland Co., Class A (a)	340
7	V.F. Corp.	420

		760

Thrifts & Mortgage Finance — 1.7%
10	Countrywide Financial Corp.	328
10	R&G Financial Corp., Class B	299
7	Radian Group, Inc.	354

		981

Tobacco — 2.4%
11	Loews Corp.- Carolina Group	371
7	Reynolds American, Inc.	532
10	UST, Inc.	491

		1,394

	Total Common Stocks (Cost $52,003)	59,367

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 16.0%
Principal Amount
Certificates of Deposit — 0.1%
$59	Fifth Third Bancorp 2.84%, 07/26/05	59

Medium Term Notes — 1.9%
79	American Honda Finance Corp. 2.93%, 09/08/05 FRN	79
40	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05 FRN	40
39	CC USA, Inc. 3.05%, 02/17/06 FRN	39
40	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	40
99	Credit Suisse First Boston USA, Inc. 2.95%, 09/01/05 FRN	99
79	General Electric Capital Corp. 2.74%, 10/24/05 FRN	79
99	K2 (USA) LLC 2.78%, 06/15/05 FRN	99
40	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05 FRN	40
99	Liberty Lighthouse Co. LLC 2.94%, 07/25/05 FRN	99
59	MBIA Global Funding LLC 2.95%, 01/26/07 FRN	59
59	Merrill Lynch & Co., Inc. 2.99%, 08/22/05 FRN	59
99	Sigma Finance Corp. 2.93%, 05/25 FRN/05 FRN	99
99	Sigma Finance Corp. 3.03%, 09/16/05 FRN	99
59	Sigma Finance Corp. 3.04%, 02/27/06 FRN	59
40	Wells Fargo & Co. 2.90%, 09/29/05 FRN	40
40	Wells Fargo & Co. 2.99%, 12/16/05 FRN	40

		1,069

Shares
Investment Companies — 14.0%
6,999	BGI Prime Money Market Fund	6,999
1,239	Morgan Stanley Institutional Liquidity Funds	1,239

		8,238

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $9,366)	9,366

Total Investments — 117.1%
(Cost/Amortized Cost $61,369)		68,733

Shares	Security Description	Value

Other Liabilities in Excess of Assets — (17.1)%		(10,043)

Net Assets — 100.0%		$58,690

FRN	Floating Rate Note

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,472
Aggregate gross unrealized depreciation	(1,108)

Net unrealized appreciation/depreciation	$7,364

Federal income tax cost of investments	$61,369

JPMorgan Investment Trust Large Cap Growth Portfolio (Formerly One Group Investment Trust Large Cap Growth Portfolio)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares		Security Description	Value

COMMON STOCKS — 97.6%
Aerospace & Defense — 1.2%
	14	General Dynamics Corp.	$1,478
	18	Lockheed Martin Corp.	1,098

			2,576

Air Freight & Logistics — 1.2%
	28	Expeditors International of Washington, Inc.	1,500
	14	United Parcel Service, Inc., Class B	1,040

			2,540

Beverages — 1.9%
	96	Coca-Cola Co. (The)	3,980

Biotechnology — 3.3%
	47	Amgen, Inc. (a)	2,744
	16	Genentech, Inc. (a)	925
	33	Gilead Sciences, Inc. (a)	1,178
	47	MedImmune, Inc. (a)	1,122
	29	OSI Pharmaceuticals, Inc. (a)	1,182

			7,151

Capital Markets — 1.7%
	155	Charles Schwab Corp. (The)	1,627
	35	Morgan Stanley	1,983

			3,610

Chemicals — 0.8%
	36	36 Praxair, Inc.	1,719

Commercial Services & Supplies — 3.5%
	38	Apollo Group, Inc., Class A (a)	2,777
	23	Corporate Executive Board Co.	1,465
	71	Education Management Corp. (a)	1,984
	44	Robert Half International, Inc.	1,186

			7,412

Communications Equipment — 7.2%
	364	Cisco Systems, Inc. (a)	6,514
	129	Corning, Inc. (a)	1,435
	61	Juniper Networks, Inc. (a)	1,341
	88	Motorola, Inc.	1,312
	98	QUALCOMM, Inc.	3,606
	16	Research In Motion Ltd. (a)	1,207

			15,415

Computers & Peripherals — 3.7%
	127	Dell, Inc. (a)	4,894
	144	EMC Corp. (a)	1,772
	45	Network Appliance, Inc. (a)	1,253

			7,919

Consumer Finance — 1.5%
	31	First Marblehead Corp. (The) (a)	1,806
	61	MBNA Corp.	1,503

			3,309

Diversified Financial Services — 1.0%
	11	Chicago Mercantile Exchange Holdings, Inc.	2,167

Diversified Telecommunication Services — 0.6%
	60	Sprint Corp.	1,365

Electronic Equipment & Instruments — 1.4%
	31	CDW Corp.	1,757
	85	Symbol Technologies, Inc.	1,227

			2,984

Energy Equipment & Services — 1.3%
	45	Smith International, Inc.	2,805

Food & Staples Retailing — 3.7%
	24	Costco Wholesale Corp.	1,047
	30	CVS Corp.	1,552
	42	Sysco Corp.	1,496
	78	Wal-Mart Stores, Inc.	3,907

			8,002

Health Care Equipment & Supplies — 4.2%
	56	Baxter International, Inc.	1,906
	61	Boston Scientific Corp. (a)	1,778
	55	Cytyc Corp. (a)	1,254
	32	Guidant Corp.	2,355
	85	PerkinElmer, Inc.	1,762

			9,055

Health Care Providers & Services — 3.0%
	47	Laboratory Corp. of America Holdings (a)	2,266
	43	UnitedHealth Group, Inc.	4,122

			6,388

Hotels, Restaurants & Leisure — 1.4%
	38	Carnival Corp.	1,969
	35	International Game Technology	920

			2,889

Household Products — 3.0%
	121	Procter & Gamble Co.	6,391

Industrial Conglomerates — 3.3%
	119	General Electric Co.	4,280
	82	Tyco International Ltd.	2,782

			7,062

Insurance — 2.2%
	11	AMBAC Financial Group, Inc.	785
	49	American International Group, Inc.	2,695
	36	Willis Group Holdings Ltd.	1,337

			4,817

Internet & Catalog Retail — 1.0%
	57	eBay, Inc. (a)	2,127

Internet Software & Services — 2.8%
	10	Google, Inc., Class A (a)	1,868
	41	VeriSign, Inc. (a)	1,171
	89	Yahoo!, Inc. (a)	3,000

			6,039

Shares		Security Description	Value

IT Services — 3.6%
	35	Accenture Ltd., Class A (a)	842
	50	Affiliated Computer Services, Inc., Class A (a)	2,647
	65	Automatic Data Processing, Inc.	2,913
	42	Iron Mountain, Inc. (a)	1,203

			7,605

Media — 3.7%
	41	EchoStar Communications Corp., Class A	1,196
	16	Getty Images, Inc. (a)	1,145
	37	Lamar Advertising Co., Class A (a)	1,471
	208	Liberty Media Corp., Class A (a)	2,161
	41	Viacom, Inc., Class B	1,414
	17	XM Satellite Radio Holdings, Inc., Class A (a)	523

			7,910

Metals & Mining — 0.5%
	23	United States Steel Corp.	1,170

Multiline Retail — 2.1%
	37	Kohl's Corp. (a)	1,900
	54	Target Corp.	2,676

			4,576

Office Electronics — 0.7%
	100	Xerox Corp. (a)	1,509

Oil & Gas — 1.8%
	28	Anadarko Petroleum Corp.	2,161
	22	Newfield Exploration Co. (a)	1,597

			3,758

Personal Products — 1.6%
	68	Gillette Co. (The)	3,421

Pharmaceuticals — 11.1%
	45	Abbott Laboratories	2,084
	26	Eli Lilly & Co.	1,360
	26	Forest Laboratories, Inc. (a)	967
	148	Johnson & Johnson	9,926
	230	Pfizer, Inc.	6,046
	80	Schering-Plough Corp.	1,456
	33	Sepracor, Inc. (a)	1,871

			23,710

Semiconductors & Semiconductor Equipment — 4.6%
	82	Altera Corp. (a)	1,624
	55	Analog Devices, Inc.	1,992
	52	Applied Materials, Inc. (a)	839
	182	Intel Corp.	4,231
	31	Linear Technology Corp.	1,176

			9,862

Shares		Security Description	Value

Software — 5.2%
	15	Intuit, Inc. (a)	674
	329	Microsoft Corp.	7,944
	201	Oracle Corp. (a)	2,511

			11,129

Specialty Retail — 3.8%
	126	Home Depot, Inc.	4,831
	45	PETsMART, Inc.	1,305
	67	Staples, Inc.	2,105

			8,241

Thrifts & Mortgage Finance — 1.1%
	36	Freddie Mac	2,300

Trading Companies & Distributors — 0.6%
	39	MSC Industrial Direct Co., Inc.	1,196

Wireless Telecommunication Services — 2.3%
	180	Crown Castle International Corp. (a)	2,894
	73	Nextel Communications, Inc., Class A (a)	2,072

			4,966

		Total Common Stocks
		(Cost $208,259)	209,075

SHORT-TERM INVESTMENTS — 3.9%
Investment Companies — 3.9%
	8,384	JPMorgan Liquid Assets Money Market Fund (b) (m)
		(Amortized Cost $8,384)	8,384

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 7.7%

Principal Amount
Certificates of Deposit — 0.1%
	$183	Fifth Third Bancorp 2.84%, 07/26/05	183

Shares
Investment Companies — 1.0%
	2,273	Morgan Stanley Institutional Liquidity Funds	2,273

Principal Amount
Investment Grade Corporates — 4.2%
	$9,000	Merrill Lynch & Co., Inc. 3.03%, 04/01/05	9,000

Medium Term Notes — 2.4%
	244	American Honda Finance Corp. 2.93%, 09/08/05 FRN	244
	122	Bear Stearns Cos., Inc. (The) FRN 3.13%, 05/23/05 FRN	122
	184	CC USA, Inc. 3.05%, 02/17/06 FRN	184
	122	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	122
	306	Credit Suisse First Boston USA, Inc. 2.95%, 09/01/05 FRN	306
	999	General Electric Capital Corp. 2.74%, 10/24/05 FRN	999
	306	K2 (USA) LLC 2.78%, 06/15/05 FRN	306
	122	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05 FRN	122
	305	Liberty Lighthouse Co. LLC 2.94%, 07/25/05 FRN	305
	183	MBIA Global Funding LLC 2.95%, 01/26/07 FRN	183
	183	Merrill Lynch & Co., Inc. 2.99%, 08/22/05 FRN	183
	306	Sigma Finance Corp. 2.93%, 05/25/05 FRN	306
	306	Sigma Finance Corp. 3.03%, 09/16/05 FRN	306
	749	Sigma Finance Corp. 3.04%, 02/27/06 FRN	749
	500	Wells Fargo & Co. 2.90%, 09/29/05 FRN	500
	122	Wells Fargo & Co. 2.99%, 12/16/05 FRN	122

			5,059

		Total Investments of Cash Collateral for Securities Loaned
		(Amortized Cost $16,515)	16,515

Total Investments — 109.2%
(Cost/Amortized Cost $233,158)			233,974
Other Liabilities in Excess of Assets — (9.2)%			(19,668)

Net Assets — 100.0%			$214,306

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

     As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,441
Aggregate gross unrealized depreciation	(13,625)

Net unrealized appreciation/depreciation	$816

Federal income tax cost of investments	$233,158

JPMorgan Investment Trust Diversified Equity Portfolio (Formerly One Group Investment Trust Diversified Equity Portfolio)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 97.8%
Aerospace & Defense — 1.6%
14	Lockheed Martin Corp.	$861
18	United Technologies Corp.	1,799

		2,660

Air Freight & Logistics — 1.1%
25	United Parcel Service, Inc., Class B	1,796

Auto Components — 0.5%
15	Johnson Controls, Inc.	844

Beverages — 2.8%
75	Coca-Cola Co. (The)	3,104
31	PepsiCo, Inc.	1,628

		4,732

Biotechnology — 2.5%
37	Amgen, Inc. (a)	2,171
5	Biogen Idec, Inc. (a)	159
26	Gilead Sciences, Inc. (a)	917
22	OSI Pharmaceuticals, Inc. (a)	905

		4,152

Capital Markets — 3.7%
68	Morgan Stanley	3,919
53	State Street Corp.	2,299

		6,218

Chemicals — 2.1%
22	Air Products & Chemicals, Inc.	1,386
43	Nalco Holding Co. (a)	816
29	Praxair, Inc.	1,383

		3,585

Commercial Banks — 2.4%
28	North Fork Bancorp, Inc.	774
46	U.S. Bancorp	1,311
33	Wells Fargo & Co.	1,944

		4,029

Communications Equipment — 3.4%
122	Cisco Systems, Inc. (a)	2,183
103	Corning, Inc. (a)	1,143
3	Juniper Networks, Inc. (a)	62
54	Motorola, Inc.	811
40	QUALCOMM, Inc.	1,459

		5,658

Computers & Peripherals — 3.5%
24	Dell, Inc. (a)	926
83	EMC Corp. (a)	1,016
66	Hewlett-Packard Co.	1,455
22	International Business Machines Corp.	2,054
7	Lexmark International, Inc., Class A (a)	544

		5,995

Consumer Finance — 1.8%
121	MBNA Corp.	2,980

Diversified Financial Services — 5.4%
36	CIT Group, Inc.	1,372
174	Citigroup, Inc.	7,819

		9,191

Diversified Telecommunication Services — 2.6%
50	SBC Communications, Inc.	1,188
36	Sprint Corp.	812
68	Verizon Communications, Inc.	2,401

		4,401

Electric Utilities — 0.6%
30	Edison International	1,045

Energy Equipment & Services — 0.7%
15	Baker Hughes, Inc.	672
18	Rowan Cos., Inc.	544

		1,216

Food & Staples Retailing — 1.5%
7	Sysco Corp.	244
47	Wal-Mart Stores, Inc.	2,364

		2,608

Health Care Equipment & Supplies — 2.8%
12	Bausch & Lomb, Inc.	843
11	Baxter International, Inc.	384
67	Boston Scientific Corp. (a)	1,959
5	Guidant Corp.	362
16	Zimmer Holdings, Inc. (a)	1,214

		4,762

Health Care Providers & Services — 1.5%
13	Aetna, Inc.	944
5	HCA, Inc.	252
12	McKesson Corp.	442
7	WellPoint, Inc. (a)	902

		2,540

Hotels, Restaurants & Leisure — 1.7%
21	Carnival Corp.	1,072
5	International Game Technology	131
9	Marriott International, Inc., Class A	628
30	McDonald’s Corp.	928
2	MGM Mirage (a)	163

		2,922

Household Durables — 0.7%
11	Lennar Corp., Class A	607
7	Mohawk Industries, Inc. (a)	556

		1,163

Household Products — 2.3%

Shares	Security Description	Value

72	Procter & Gamble Co.	3,827

Industrial Conglomerates — 7.2%
12	3M Co.	1,027
195	General Electric Co.	7,019
124	Tyco International Ltd.	4,201

		12,247

Insurance — 6.1%
43	Aflac, Inc.	1,598
35	AMBAC Financial Group, Inc.	2,594
19	Hartford Financial Services Group, Inc.	1,303
48	RenaissanceRe Holdings Ltd.	2,232
69	Willis Group Holdings Ltd.	2,547

		10,274

Internet & Catalog Retail — 0.4%
18	eBay, Inc. (a)	652

IT Services — 1.1%
37	Accenture Ltd., Class A (a)	898
10	Affiliated Computer Services, Inc., Class A (a)	533
12	First Data Corp.	452

		1,883

Machinery — 0.6%
5	Caterpillar, Inc.	476
9	Eaton Corp.	562

		1,038

Media — 4.6%
25	E.W. Scripps Co., Class A	1,204
19	Gannett Co., Inc.	1,479
84	News Corp., Class A	1,418
33	Time Warner, Inc. (a)	586
88	Viacom, Inc., Class B	3,079

		7,766

Metals & Mining — 0.9%
34	Alcoa, Inc.	1,026
10	United States Steel Corp.	514

		1,540

Multi-Utilities & Unregulated Power — 0.8%
19	Dominion Resources, Inc.	1,422

Multiline Retail — 3.4%
32	Dollar General Corp.	710
15	Federated Department Stores, Inc.	935
44	Kohl’s Corp. (a)	2,252
37	Target Corp.	1,834

		5,731

Oil & Gas — 7.7%
19	Apache Corp.	1,151
32	ChevronTexaco Corp.	1,889
12	ConocoPhillips	1,262
30	Devon Energy Corp.	1,455
100	Exxon Mobil Corp.	5,949
22	Unocal Corp.	1,326

		13,032

Personal Products — 1.2%
41	Gillette Co. (The)	2,054

Pharmaceuticals — 5.8%
40	Eli Lilly & Co.	2,100

Shares	Security Description	Value

22	Forest Laboratories, Inc. (a)	794
59	Johnson & Johnson	3,989
81	Pfizer, Inc.	2,132
12	Sepracor, Inc. (a)	683
2	Valeant Pharmaceuticals International	54

		9,752

Road & Rail — 0.4%
17	CSX Corp.	721

Semiconductors & Semiconductor Equipment — 2.4%
24	Altera Corp. (a)	481
52	Analog Devices, Inc.	1,890
11	Broadcom Corp., Class A (a)	320
42	Intel Corp.	983
21	Intersil Corp., Class A	357

		4,031

Software — 3.8%
167	Microsoft Corp.	4,031
196	Oracle Corp. (a)	2,447

		6,478

Specialty Retail — 2.5%
34	Home Depot, Inc.	1,293
30	Lowe’s Cos., Inc.	1,684
41	Staples, Inc.	1,279

		4,256

Textiles, Apparel & Luxury Goods — 1.0%
20	Nike, Inc., Class B	1,691

Thrifts & Mortgage Finance — 1.4%
24	Countrywide Financial Corp.	776
26	Freddie Mac	1,654

		2,430

Tobacco — 0.9%
23	Altria Group, Inc.	1,515

Wireless Telecommunication Services — 0.4%
25	Nextel Communications, Inc., Class A (a)	707

	Total Common Stocks
	(Cost $161,681)	165,544

SHORT-TERM INVESTMENTS — 2.1%
Investment Companies — 2.1%
3,546	JPMorgan Liquid Assets Money Market Fund (b)	3,546

	(Amortized Cost $3,546)
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 3.0%
Investment Companies — 2.6%
4,000	BGI Prime Money Market Fund (m)	4,000
464	Morgan Stanley Institutional Liquidity Funds	463

		4,463

Principal Amount
Medium Term Notes — 0.4%
$62	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	62
93	MBIA Global Funding LLC 2.95%, 1/26/07 FRN	93
93	Merrill Lynch & Co., Inc. 2.99%, 8/22/05 FRN	93
155	Sigma Finance Corp. 3.03%, 9/16/05 FRN	154
93	Sigma Finance Corp. 3.04%, 2/27/06 FRN	93
62	Wells Fargo & Co. 2.90%, 9/29/05 FRN	62
62	Wells Fargo & Co. 2.99%, 12/16/05 FRN	62

		619

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $5,082)	5,082

Total Investments — 102.9%
(Cost/Amortized Cost $170,309)		174,172
Other Liabilities in Excess of Assets — (2.9)%		(4,854)

Net Assets — 100.0%		$169,318

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,765
Aggregate gross unrealized depreciation	(7,902)

Net unrealized appreciation/depreciation	$3,863

Federal income tax cost of investments	$170,309

JPMorgan Investment Trust Equity Index Portfolio (Formerly One Group Investment Trust Equity Index Portfolio)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 99.5%
Aerospace & Defense — 2.2%
10	Boeing Co.	$595
2	General Dynamics Corp.	262
1	Goodrich Corp.	56
10	Honeywell International, Inc.	387
1	L-3 Communications Holdings, Inc.	100
5	Lockheed Martin Corp.	300
4	Northrop Grumman Corp.	238
6	Raytheon Co.	215
2	Rockwell Collins, Inc.	104
6	United Technologies Corp.	637

		2,894

Air Freight & Logistics — 1.0%
4	FedEx Corp.	346
1	Ryder System, Inc.	33
14	United Parcel Service, Inc., Class B	996

		1,375

Airlines — 0.1%
2	Delta Air Lines, Inc. (a)	7
9	Southwest Airlines Co.	128

		135

Auto Components — 0.2%
1	Cooper Tire & Rubber Co.	16
2	Dana Corp.	23
7	Delphi Corp.	31
2	Goodyear Tire & Rubber Co. (The) (a)	29
2	Johnson Controls, Inc.	130
2	Visteon Corp.	9

		238

Automobiles — 0.5%
22	Ford Motor Co.	254
7	General Motors Corp.	203
4	Harley-Davidson, Inc.	207

		664

Beverages — 2.2%
10	Anheuser-Busch Cos., Inc.	451
1	Brown-Forman Corp., Class B	60
28	Coca-Cola Co. (The)	1,155
4	Coca-Cola Enterprises, Inc.	89
1	Molson Coors Brewing Co.	76
2	Pepsi Bottling Group, Inc.	67
21	PepsiCo, Inc.	1,089

		2,987

Biotechnology — 1.2%
15	Amgen, Inc. (a)	893
2	Applera Corp.- Applied Biosystems Group	47
4	Biogen Idec, Inc. (a)	141
2	Chiron Corp. (a)	63
3	Genzyme Corp. (a)	174
5	Gilead Sciences, Inc. (a)	190
3	MedImmune, Inc. (a)	73

		1,581

Building Products — 0.2%
2	American Standard Cos., Inc.	102
5	Masco Corp.	190

		292

Capital Markets — 2.8%
10	Bank of New York Co., Inc. (The)	277
1	Bear Stearns Cos., Inc. (The)	138
14	Charles Schwab Corp. (The)	148
5	E*Trade Financial Corp. (a)	54
1	Federated Investors, Inc., Class B	33
2	Franklin Resources, Inc.	166
5	Goldman Sachs Group, Inc.	603
3	Janus Capital Group, Inc.	40
3	Lehman Brothers Holdings, Inc.	318
5	Mellon Financial Corp.	148
11	Merrill Lynch & Co., Inc.	645
14	Morgan Stanley	780
2	Northern Trust Corp.	108
4	State Street Corp.	179
2	T. Rowe Price Group, Inc.	90

		3,727

Chemicals — 1.8%
3	Air Products & Chemicals, Inc.	177
12	Dow Chemical Co. (The)	582
1	Eastman Chemical Co.	56
3	Ecolab, Inc.	89
12	El Du Pont de Nemours & Co.	625
1	Engelhard Corp.	45
1	Great Lakes Chemical Corp.	20
1	Hercules, Inc. (a)	20
1	International Flavors & Fragrances, Inc.	43
3	Monsanto Co.	210
2	PPG Industries, Inc.	152
4	Praxair, Inc.	189
2	Rohm & Haas Co.	114
1	Sigma-Aldrich Corp.	52

		2,374

Commercial Banks — 5.8%
4	AmSouth Bancorp	113
50	Bank of America Corp.	2,188
7	BB&T Corp.	262
2	Comerica, Inc.	115
2	Compass Bancshares, Inc.	69
6	Fifth Third Bancorp	274
2	First Horizon National Corp.	61
3	Huntington Bancshares, Inc.	68
5	KeyCorp	161
1	M&T Bank Corp.	122

Shares	Security Description	Value

3	Marshall & Ilsley Corp.	106
7	National City Corp.	244
6	North Fork Bancorp, Inc.	160
3	PNC Financial Services Group, Inc.	178
6	Regions Financial Corp.	185
4	SunTrust Banks, Inc.	299
4	Synovus Financial Corp.	106
23	U.S. Bancorp	654
19	Wachovia Corp.	988
21	Wells Fargo & Co.	1,241
1	Zions Bancorp	76

		7,670

Commercial Services & Supplies — 0.9%
3	Allied Waste Industries, Inc. (a)	24
2	Apollo Group, Inc., Class A (a)	150
1	Avery Dennison Corp.	77
13	Cendant Corp.	265
2	Cintas Corp.	75
2	Equifax, Inc.	51
2	H&R Block, Inc.	102
1	Monster Worldwide, Inc. (a)	42
3	Pitney Bowes, Inc.	128
3	R.R. Donnelley & Sons Co.	83
2	Robert Half International, Inc.	53
7	Waste Management, Inc.	201

		1,251

Communications Equipment — 2.4%
10	ADC Telecommunications, Inc. (a) (m)	20
2	Andrew Corp. (a)	23
6	Avaya, Inc. (a)	69
7	CIENA Corp. (a)	12
79	Cisco Systems, Inc. (a)	1,415
2	Comverse Technology, Inc. (a)	61
17	Corning, Inc. (a)	192
18	JDS Uniphase Corp. (a)	30
54	Lucent Technologies, Inc. (a)	149
30	Motorola, Inc.	449
20	QUALCOMM, Inc.	738
2	Scientific-Atlanta, Inc.	53
6	Tellabs, Inc. (a)	41

		3,252

Computers & Peripherals — 3.8%
10	Apple Computer, Inc. (a)	417
30	Dell, Inc. (a)	1,156
29	EMC Corp. (a)	363
4	Gateway, Inc. (a)	15
35	Hewlett-Packard Co.	778
20	International Business Machines Corp.	1,826
2	Lexmark International, Inc., Class A (a)	124
2	NCR Corp. (a)	77
4	Network Appliance, Inc. (a)	124
1	QLogic Corp. (a)	45
41	Sun Microsystems, Inc. (a)	167

		5,092

Construction & Engineering — 0.0% (g)
1	Fluor Corp.	58

Construction Materials — 0.1%
1	Vulcan Materials Co.	72

Consumer Finance — 1.3%
14	American Express Co.	737
3	Capital One Financial Corp.	226
16	MBNA Corp.	384
4	Providian Financial Corp. (a)	62
5	SLM Corp.	262

		1,671

Containers & Packaging — 0.2%
1	Ball Corp.	56
1	Bemis Co.	41
2	Pactiv Corp. (a)	42
1	Sealed Air Corp. (a)	53
1	Temple-Inland, Inc.	51

		243

Distributors — 0.1%
2	Genuine Parts Co.	93

Diversified Financial Services — 3.6%
3	CIT Group, Inc.	98
64	Citigroup, Inc.	2,874
43	JPMorgan Chase & Co.	1,505
2	Moody’s Corp.	136
4	Principal Financial Group	141

		4,754

Diversified Telecommunication Services — 2.4%
4	Alltel Corp.	203
10	AT&T Corp.	184
2	CenturyTel, Inc.	54
4	Citizens Communications Co.	53
20	Qwest Communications International, Inc. (a)	76
40	SBC Communications, Inc.	958
18	Sprint Corp.	412
34	Verizon Communications, Inc.	1,203

		3,143

Electric Utilities — 2.1%
2	Allegheny Energy, Inc. (a)	35
2	Ameren Corp.	117
5	American Electric Power Co., Inc.	160
4	CenterPoint Energy, Inc.	43
2	Cinergy Corp.	95
3	Consolidated Edison, Inc.	125
2	DTE Energy Co.	97
4	Edison International	138
3	Entergy Corp.	184
8	Exelon Corp.	373
4	FirstEnergy Corp.	169
5	FPL Group, Inc.	192
4	PG&E Corp.	151
1	Pinnacle West Capital Corp.	48

Shares	Security Description	Value

2	PPL Corp.	125
3	Progress Energy, Inc.	127
9	Southern Co. (The)	289
3	TECO Energy, Inc.	40
3	TXU Corp.	234
5	Xcel Energy, Inc.	84

		2,826

Electrical Equipment — 0.4%
2	American Power Conversion Corp.	58
1	Cooper Industries Ltd., Class A	81
5	Emerson Electric Co.	333
2	Rockwell Automation, Inc.	121

		593

Electronic Equipment & Instruments — 0.3%
5	Agilent Technologies, Inc. (a)	117
2	Jabil Circuit, Inc. (a)	64
2	Molex, Inc.	54
6	Sanmina-SCI Corp. (a)	34
12	Solectron Corp. (a)	41
3	Symbol Technologies, Inc.	43
1	Tektronix, Inc.	27

		380

Energy Equipment & Services — 1.2%
4	Baker Hughes, Inc.	184
2	BJ Services Co.	103
6	Halliburton Co.	267
2	Nabors Industries Ltd. (a)	103
2	National-Oilwell, Inc. (a)	96
2	Noble Corp.	93
1	Rowan Cos., Inc.	39
7	Schlumberger Ltd.	509
4	Transocean, Inc. (a)	202

		1,596

Food & Staples Retailing — 2.9%
5	Albertson’s, Inc.	93
6	Costco Wholesale Corp.	255
5	CVS Corp.	257
9	Kroger Co. (The) (a)	144
5	Safeway, Inc. (a)	102
2	SUPERVALU, Inc.	55
8	Sysco Corp.	279
41	Wal-Mart Stores, Inc.	2,078
12	Walgreen Co.	555

		3,818

Food Products — 1.2%
8	Archer-Daniels-Midland Co.	187
4	Campbell Soup Co.	116
6	ConAgra Foods, Inc.	171
4	General Mills, Inc.	220
4	H.J. Heinz Co.	158
3	Hershey Foods Corp.	162
4	Kellogg Co.	186
2	McCormick & Co., Inc. (Non-Voting)	57
10	Sara Lee Corp.	214
2	Wm. Wrigley Jr. Co.	157

		1,628

Gas Utilities — 0.1%
2	KeySpan Corp.	77
1	Nicor, Inc.	20
3	NiSource, Inc.	76
-(h)	Peoples Energy Corp.	19

		192

Health Care Equipment & Supplies — 2.2%
1	Bausch & Lomb, Inc.	48
8	Baxter International, Inc.	258
3	Becton, Dickinson & Co.	181
3	Biomet, Inc.	112
9	Boston Scientific Corp. (a)	272
1	C.R. Bard, Inc.	87
1	Fisher Scientific International, Inc. (a)	81
4	Guidant Corp.	292
2	Hospira, Inc. (a)	62
15	Medtronic, Inc.	755
1	Millipore Corp. (a)	27
2	PerkinElmer, Inc.	33
4	St. Jude Medical, Inc. (a)	159
5	Stryker Corp.	205
2	Thermo Electron Corp. (a)	50
1	Waters Corp. (a)	53
3	Zimmer Holdings, Inc. (a)	235

		2,910

Health Care Providers & Services — 2.5%
4	Aetna, Inc.	270
1	AmerisourceBergen Corp.	78
5	Cardinal Health, Inc.	297
6	Caremark Rx, Inc. (a)	223
2	CIGNA Corp.	144
1	Express Scripts, Inc. (a)	81
5	HCA, Inc.	270
3	Health Management Associates, Inc., Class A	78
2	Humana, Inc. (a)	63
3	IMS Health, Inc.	69
2	Laboratory Corp. of America Holdings (a)	80
1	Manor Care, Inc.	38
4	McKesson Corp.	136
3	Medco Health Solutions, Inc. (a)	167
1	Quest Diagnostics	117
6	Tenet Healthcare Corp. (a)	66
8	UnitedHealth Group, Inc.	748
4	WellPoint, Inc. (a)	468

		3,393

Hotels, Restaurants & Leisure — 1.5%
6	Carnival Corp.	334
2	Darden Restaurants, Inc.	56
1	Harrah’s Entertainment, Inc.	90
5	Hilton Hotels Corp.	105

Shares	Security Description	Value

4	International Game Technology	113
2	Marriott International, Inc., Class A	164
16	McDonald’s Corp.	485
5	Starbucks Corp. (a)	253
3	Starwood Hotels & Resorts Worldwide, Inc.	156
1	Wendy’s International, Inc.	54
4	Yum! Brands, Inc.	185

		1,995

Household Durables — 0.6%
1	Black & Decker Corp.	77
2	Centex Corp.	89
2	Fortune Brands, Inc.	143
1	KB Home	60
2	Leggett & Platt, Inc.	67
1	Maytag Corp.	14
3	Newell Rubbermaid, Inc.	74
1	Pulte Homes, Inc.	106
1	Snap-On, Inc.	23
1	Stanley Works (The)	42
1	Whirlpool Corp.	56

		751

Household Products — 1.9%
2	Clorox Co.	118
6	Colgate-Palmolive Co.	336
6	Kimberly-Clark Corp.	387
31	Procter & Gamble Co.	1,636

		2,477

Industrial Conglomerates — 4.8%
9	3M Co.	809
130	General Electric Co.	4,678
2	Textron, Inc.	123
25	Tyco International Ltd.	833

		6,443

Insurance — 4.1%
3	ACE Ltd.	143
6	Aflac, Inc.	229
8	Allstate Corp. (The)	449
1	AMBAC Financial Group, Inc.	100
32	American International Group, Inc.	1,767
4	Aon Corp.	88
2	Chubb Corp.	186
2	Cincinnati Financial Corp.	85
4	Hartford Financial Services Group, Inc.	248
2	Jefferson-Pilot Corp.	82
2	Lincoln National Corp.	96
2	Loews Corp.	144
6	Marsh & McLennan Cos., Inc.	197
2	MBIA, Inc.	90
9	Metlife, Inc.	351
2	Progressive Corp. (The)	225
6	Prudential Financial, Inc.	368
2	Safeco Corp.	76
8	St. Paul Travelers Cos., Inc. (The)	301
1	Torchmark Corp.	69
4	UnumProvident Corp.	62
2	XL Capital Ltd., Class A	123

		5,479

Internet & Catalog Retail — 0.4%
15	eBay, Inc. (a)	552

Internet Software & Services — 0.4%
16	Yahoo!, Inc. (a)	541

IT Services — 1.1%
2	Affiliated Computer Services, Inc., Class A (a)	83
7	Automatic Data Processing, Inc.	321
2	Computer Sciences Corp. (a)	107
2	Convergys Corp. (a)	26
6	Electronic Data Systems Corp.	131
10	First Data Corp.	386
2	Fiserv, Inc. (a)	94
4	Paychex, Inc.	143
2	Sabre Holdings Corp., Class A	35
4	Sungard Data Systems, Inc. (a)	122
4	Unisys Corp. (a)	29

		1,477

Leisure Equipment & Products — 0.2%
1	Brunswick Corp.	56
4	Eastman Kodak Co.	114
2	Hasbro, Inc.	42
5	Mattel, Inc.	109

		321

Machinery — 1.4%
4	Caterpillar, Inc.	384
1	Cummins, Inc.	37
3	Danaher Corp.	180
3	Deere & Co.	203
2	Dover Corp.	94
2	Eaton Corp.	122
3	Illinois Tool Works, Inc.	301
2	Ingersoll-Rand Co., Class A	169
1	ITT Industries, Inc.	102
1	Navistar International Corp. (a)	29
2	PACCAR, Inc.	154
2	Pall Corp.	41
1	Parker-Hannifin Corp.	90

		1,906

Media — 4.0%
6	Clear Channel Communications, Inc.	222
27	Comcast Corp., Class A (a)	915
1	Dow Jones & Co., Inc.	32
3	Gannett Co., Inc.	243
5	Interpublic Group of Cos., Inc. (a)	64
1	Knight Ridder, Inc.	63
2	McGraw-Hill Cos., Inc. (The)	203
1	Meredith Corp.	26
2	New York Times Co., Class A	65
36	News Corp., Class A	606

Shares	Security Description	Value

2	Omnicom Group	201
56	Time Warner, Inc. (a)	987
4	Tribune Co.	145
4	Univision Communications, Inc., Class A (a)	99
21	Viacom, Inc., Class B	727
25	Walt Disney Co.	720

		5,318

Metals & Mining — 0.7%
11	Alcoa, Inc.	324
1	Allegheny Technologies, Inc.	26
2	Freeport-McMoRan Copper & Gold, Inc., Class B	87
5	Newmont Mining Corp.	230
2	Nucor Corp.	113
1	Phelps Dodge Corp.	121
1	United States Steel Corp.	71

		972

Multi-Utilities & Unregulated Power — 0.9%
8	AES Corp. (The) (a)	130
7	Calpine Corp. (a)	18
2	CMS Energy Corp. (a)	31
2	Constellation Energy Group, Inc.	112
4	Dominion Resources, Inc.	311
11	Duke Energy Corp.	322
4	Dynegy, Inc., Class A (a)	16
3	Public Service Enterprise Group, Inc.	158
3	Sempra Energy	116

		1,214

Multiline Retail — 1.2%
1	Big Lots, Inc. (a)	17
1	Dillards, Inc., Class A	23
4	Dollar General Corp.	81
2	Family Dollar Stores, Inc.	62
2	Federated Department Stores, Inc.	132
4	J.C. Penney Co., Holding Co.	182
4	Kohl’s Corp. (a)	206
4	May Department Stores Co. (The)	132
2	Nordstrom, Inc.	85
1	Sears Holdings Corp. (a)	124
11	Target Corp.	548

		1,592

Mutual Funds — 0.2%
2	S&P 500 Depositary Receipts	223

Office Electronics — 0.1%
12	Xerox Corp. (a)	177

Oil & Gas — 7.5%
1	Amerada Hess Corp.	100
3	Anadarko Petroleum Corp.	221
4	Apache Corp.	244
1	Ashland, Inc.	55
5	Burlington Resources, Inc.	237
26	ChevronTexaco Corp.	1,502
9	ConocoPhillips	919
6	Devon Energy Corp.	280
8	El Paso Corp.	83
3	EOG Resources, Inc.	143
78	Exxon Mobil Corp.	4,657
2	Kerr-McGee Corp.	156
1	Kinder Morgan, Inc.	102
4	Marathon Oil Corp.	199
5	Occidental Petroleum Corp.	346
1	Sunoco, Inc.	87
3	Unocal Corp.	205
3	Valero Energy Corp.	230
7	Williams Cos., Inc.	131
4	XTO Energy, Inc.	140

		10,037

Paper & Forest Products — 0.5%
3	Georgia-Pacific Corp.	113
6	International Paper Co.	220
1	Louisiana-Pacific Corp.	34
2	MeadWestvaco Corp.	79
3	Weyerhaeuser Co.	204

		650

Personal Products — 0.7%
1	Alberto-Culver Co.	50
6	Avon Products, Inc.	248
12	Gillette Co. (The)	612

		910

Pharmaceuticals — 7.0%
19	Abbott Laboratories	890
2	Allergan, Inc.	112
24	Bristol-Myers Squibb Co.	609
14	Eli Lilly & Co.	722
4	Forest Laboratories, Inc. (a)	159
36	Johnson & Johnson	2,444
3	King Pharmaceuticals, Inc. (a)	25
27	Merck & Co., Inc.	875
3	Mylan Laboratories, Inc.	58
91	Pfizer, Inc.	2,399
18	Schering-Plough Corp.	328
1	Watson Pharmaceuticals, Inc. (a)	41
16	Wyeth	690

		9,352

Real Estate — 0.5%
1	Apartment Investment & Management Co. (REIT)	44
2	Archstone-Smith Trust (REIT)	83
5	Equity Office Properties Trust (REIT)	149
3	Equity Residential (REIT)	112
2	Plum Creek Timber Co., Inc. (REIT)	80
2	Prologis (REIT)	83
3	Simon Property Group, Inc. (REIT)	164

		715

Road & Rail — 0.6%
5	Burlington Northern Santa Fe Corp.	250
3	CSX Corp.	110
5	Norfolk Southern Corp.	181

Shares	Security Description	Value

3	Union Pacific Corp.	223

		764

Semiconductors & Semiconductor Equipment — 3.1%
5	Advanced Micro Devices, Inc. (a)	78
5	Altera Corp. (a)	90
5	Analog Devices, Inc.	165
20	Applied Materials, Inc. (a)	332
4	Applied Micro Circuits Corp. (a)	12
4	Broadcom Corp., Class A (a)	106
5	Freescale Semiconductor, Inc., Class B (a)	85
76	Intel Corp.	1,770
2	KLA-Tencor Corp. (a)	111
4	Linear Technology Corp.	144
5	LSI Logic Corp. (a)	26
4	Maxim Integrated Products, Inc.	164
8	Micron Technology, Inc. (a)	78
4	National Semiconductor Corp.	90
2	Novellus Systems, Inc. (a)	46
2	Nvidia Corp. (a)	48
2	PMC-Sierra, Inc. (a)	19
2	Teradyne, Inc. (a)	35
21	Texas Instruments, Inc.	537
4	Xilinx, Inc.	125

		4,061

Software — 3.8%
3	Adobe Systems, Inc.	200
3	Autodesk, Inc.	84
3	BMC Software, Inc. (a)	41
2	Citrix Systems, Inc. (a)	49
7	Computer Associates International, Inc.	176
5	Compuware Corp. (a)	34
4	Electronic Arts, Inc. (a)	195
2	Intuit, Inc. (a)	99
1	Mercury Interactive Corp. (a)	49
124	Microsoft Corp.	2,993
5	Novell, Inc. (a)	28
55	Oracle Corp. (a)	686
3	Parametric Technology Corp. (a)	19
6	Siebel Systems, Inc. (a)	58
9	Symantec Corp. (a)	185
5	VERITAS Software Corp. (a)	120

		5,016

Specialty Retail — 2.3%
3	Autonation, Inc. (a)	52
1	AutoZone, Inc. (a)	71
4	Bed Bath & Beyond, Inc. (a)	136
4	Best Buy Co., Inc.	198
2	Circuit City Stores, Inc.	38
9	Gap, Inc. (The)	197
27	Home Depot, Inc.	1,028
5	Limited Brands, Inc.	114
9	Lowe’s Cos., Inc.	540
4	Office Depot, Inc. (a)	85
1	OfficeMax, Inc.	38
2	RadioShack Corp.	47
2	Sherwin-Williams Co. (The)	68
6	Staples, Inc.	190
2	Tiffany & Co.	62
6	TJX Cos., Inc.	145
3	Toys R US, Inc. (a)	68

		3,077

Textiles, Apparel & Luxury Goods — 0.4%
2	Coach, Inc. (a)	132
1	Jones Apparel Group, Inc.	50
1	Liz Claiborne, Inc.	54
3	Nike, Inc., Class B	235
1	Reebok International Ltd.	30
1	V.F. Corp.	72

		573

Thrifts & Mortgage Finance — 1.7%
7	Countrywide Financial Corp.	230
12	Fannie Mae	645
8	Freddie Mac	532
3	Golden West Financial Corp.	209
1	MGIC Investment Corp.	73
5	Sovereign Bancorp, Inc.	102
11	Washington Mutual, Inc.	422

		2,213

Tobacco — 1.4%
25	Altria Group, Inc.	1,656
1	Reynolds American, Inc.	115
2	UST, Inc.	104

		1,875

Trading Companies & Distributors — 0.1%
1	Grainger (W.W.), Inc.	63

Wireless Telecommunication Services — 0.7%
22	BellSouth Corp.	589
14	Nextel Communications, Inc., Class A (a)	392

		981

	Total Common Stocks (Cost $137,812)	132,627

SHORT-TERM INVESTMENTS — 0.4%
Shares
Investment Companies — 0.3%
390	JPMorgan Liquid Assets Money Market Fund (b) (m)	390

Principal Amount
U.S. Treasury Obligations — 0.1%
$75	U.S. Treasury Bill 2.61%, 06/09/05 (k)	75

	Total Short-Term Investments (Amortized Cost $465)	465

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 4.6%
Certificates of Deposit — 0.0% (g)
56	Fifth Third Bancorp 2.84%, 07/26/05	56

Shares	Security Description	Value

Investment Companies — 3.8%
3,999	BGI Prime Money Market Fund	3,999
1,113	Morgan Stanley Institutional Liquidity Funds	1,113

		5,112

Principal Amount
Medium Term Notes — 0.8%
$75	American Honda Finance Corp. 2.93%, 09/08/05, FRN	75
38	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05, FRN	38
38	CC USA, Inc. 3.05%, 02/17/06, FRN	38
38	Citigroup Global Markets Holdings 3.11%, 12/12/06, FRN	38
94	Credit Suisse First Boston USA, Inc. 2.95%, 09/01/05, FRN	94
75	General Electric Capital Corp. 2.74%, 10/24/05, FRN	75
94	K2 (USA) LLC 2.78%, 06/15/05, FRN	94
38	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05, FRN	38
94	Liberty Lighthouse Co. LLC 2.94%, 07/25/05, FRN	94
56	MBIA Global Funding LLC 2.95%, 01/26/07, FRN	56
56	Merrill Lynch & Co., Inc. 2.99%, 08/22/05, FRN	56
94	Sigma Finance Corp. 2.93%, 05/25/05, FRN	94
94	Sigma Finance Corp. 3.03%, 09/16/05, FRN	94
56	Sigma Finance Corp. 3.04%, 02/27/06, FRN	56
38	Wells Fargo & Co. 2.90%, 09/29/05, FRN	38
38	Wells Fargo & Co. 2.99%, 12/16/05, FRN	38

		1,016

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $6,184)	6,184

Total Investments — 104.5%
(Cost/Amortized Cost $144,461)		139,276
Other Liabilities in Excess of Assets — (4.5)%		(5,957)

Net Assets — 100.0%		$133,319

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(g)	Amount rounds to less than 0.1%

(h)	Amount rounds to less than one thousand.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,923
Aggregate gross unrealized depreciation	(28,108)

Net unrealized appreciation/depreciation	$(5,185)

Federal income tax cost of investments	$144,461

JPMorgan Investment Trust Balanced Portfolio (Formerly One Group Investment Trust Balanced Portfolio)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 59.6%
Aerospace & Defense — 1.1%
6	Lockheed Martin Corp.	$366
6	Northrop Grumman Corp.	329
3	Raytheon Co.	128
9	United Technologies Corp.	895

		1,718

Air Freight & Logistics — 0.6%
13	United Parcel Service, Inc., Class B	938

Auto Components — 0.3%
8	Johnson Controls, Inc.	435
2	Lear Corp.	89

		524

Automobiles — 0.0% (g)
1	General Motors Corp.	18

Beverages — 1.6%
2	Anheuser-Busch Cos., Inc.	95
43	Coca-Cola Co. (The)	1,771
12	PepsiCo, Inc.	620

		2,486

Biotechnology — 1.2%
18	Amgen, Inc. (a)	1,060
1	Biogen Idec, Inc. (a)	28
12	Gilead Sciences, Inc. (a)	440
9	OSI Pharmaceuticals, Inc. (a)	351

		1,879

Building Products — 0.0% (g)
-(h)	Masco Corp.	7

Capital Markets — 2.3%
34	Charles Schwab Corp. (The)	362
2	E*Trade Financial Corp. (a)	26
4	Goldman Sachs Group, Inc.	418
4	Mellon Financial Corp.	120
30	Morgan Stanley	1,717
21	State Street Corp.	936

		3,579

Chemicals — 1.3%
12	Air Products & Chemicals, Inc.	779
19	Nalco Holding Co. (a)	350
14	Praxair, Inc.	661
3	Rohm & Haas Co.	158

		1,948

Commercial Banks — 2.5%
18	Bank of America Corp.	794
1	BB&T Corp.	27
3	KeyCorp	84
1	Marshall & Ilsley Corp.	38
19	North Fork Bancorp, Inc.	516
1	PNC Financial Services Group, Inc.	67
2	TCF Financial Corp.	63
35	U.S. Bancorp	994
19	Wells Fargo & Co.	1,160
1	Zions Bancorp	83

		3,826

Communications Equipment — 2.0%
74	Cisco Systems, Inc. (a)	1,315
45	Corning, Inc. (a)	502
4	Juniper Networks, Inc. (a)	95
24	Motorola, Inc.	363
25	QUALCOMM, Inc.	898

		3,173

Computers & Peripherals — 2.2%
13	Dell, Inc. (a)	511
40	EMC Corp. (a)	491
30	Hewlett-Packard Co.	652
14	International Business Machines Corp.	1,270
4	Lexmark International, Inc., Class A (a)	344
2	NCR Corp. (a)	81

		3,349

Consumer Finance — 0.9%
1	American Express Co.	31
54	MBNA Corp.	1,330

		1,361

Containers & Packaging — 0.2%
11	Smurfit-Stone Container Corp. (a)	164
1	Temple-Inland, Inc.	72

		236

Diversified Financial Services — 2.5%
14	CIT Group, Inc.	540
75	Citigroup, Inc.	3,348

		3,888

Diversified Telecommunication Services — 1.6%
6	MCI, Inc.	147
30	SBC Communications, Inc.	708
15	Sprint Corp.	351

38	Verizon Communications, Inc.	1,331

		2,537

Electric Utilities — 1.0%
12	Edison International	406
5	FPL Group, Inc.	185
4	Northeast Utilities	81
4	PG&E Corp.	143
9	Pinnacle West Capital Corp.	383
4	PPL Corp.	221
4	Xcel Energy, Inc.	70

		1,489

Energy Equipment & Services — 0.3%
7	Baker Hughes, Inc.	289
-(h)	Cooper Cameron Corp. (a)	17
6	Rowan Cos., Inc.	171

		477

Food & Staples Retailing — 1.1%
3	CVS Corp.	163
8	Sysco Corp.	272
24	Wal-Mart Stores, Inc.	1,198

		1,633

Health Care Equipment & Supplies — 1.4%
3	Bausch & Lomb, Inc.	249
2	Baxter International, Inc.	65
4	Biomet, Inc.	145
29	Boston Scientific Corp. (a)	858
6	Guidant Corp.	436
6	Zimmer Holdings, Inc. (a)	475

		2,228

Health Care Providers & Services — 1.3%
10	Aetna, Inc.	735
2	HCA, Inc.	96
6	McKesson Corp.	215
8	WellPoint, Inc. (a)	1,015

		2,061

Hotels, Restaurants & Leisure — 1.4%
10	Carnival Corp.	534
2	Hilton Hotels Corp.	38
12	International Game Technology	309
7	Marriott International, Inc., Class A	481
17	McDonald's Corp.	514
2	MGM Mirage (a)	113
1	Starwood Hotels & Resorts Worldwide, Inc.	42
3	Yum! Brands, Inc.	130

		2,161

Household Durables — 0.3%
2	Fortune Brands, Inc.	121
5	Lennar Corp., Class A	283
2	Mohawk Industries, Inc. (a)	135

		539

Household Products — 1.2%
35	Procter & Gamble Co.	1,871

Industrial Conglomerates — 4.1%
8	3M Co.	677
109	General Electric Co.	3,916
50	Tyco International Ltd.	1,702

		6,295

Insurance — 2.9%
19	Aflac, Inc.	697
15	AMBAC Financial Group, Inc.	1,099
6	American International Group, Inc.	310
2	Assurant, Inc.	51
7	Genworth Financial, Inc., Class A	198
11	Hartford Financial Services Group, Inc.	775
4	MBIA, Inc.	193
3	Metlife, Inc.	133
8	RenaissanceRe Holdings Ltd.	388
4	W.R. Berkley Corp.	203
12	Willis Group Holdings Ltd.	442

		4,489

Internet & Catalog Retail — 0.3%
14	eBay, Inc. (a)	507

IT Services — 0.4%
7	Accenture Ltd., Class A (a)	157
4	Affiliated Computer Services, Inc., Class A (a)	192
7	First Data Corp.	271

		620

Leisure Equipment & Products — 0.1%
4	Mattel, Inc.	85

Machinery — 0.6%
1	Caterpillar, Inc.	110
5	Deere & Co.	329
4	Eaton Corp.	281
1	ITT Industries, Inc.	81
3	SPX Corp.	147

		948

Media — 2.8%
12	E.W. Scripps Co., Class A	595
6	EchoStar Communications Corp., Class A	161
13	Gannett Co., Inc.	1,044
20	News Corp., Class A	345
33	Time Warner, Inc. (a)	586

45	Viacom, Inc., Class B	1,557
1	Walt Disney Co.	40

		4,328

Metals & Mining — 0.5%
17	Alcoa, Inc.	514
5	United States Steel Corp.	244

		758

Multi-Utilities & Unregulated Power — 0.6%
3	CMS Energy Corp. (a)	34
3	Constellation Energy Group, Inc.	160
10	Dominion Resources, Inc.	767

		961

Multiline Retail — 1.4%
11	Dollar General Corp.	237
5	Federated Department Stores, Inc.	331
16	Kohl's Corp. (a)	805
15	Target Corp.	735

		2,108

Oil & Gas — 4.9%
2	Anadarko Petroleum Corp.	183
6	Apache Corp.	380
17	ChevronTexaco Corp.	1,015
9	ConocoPhillips	938
10	Devon Energy Corp.	500
59	Exxon Mobil Corp.	3,522
4	Murphy Oil Corp.	434
8	Unocal Corp.	469
3	Valero Energy Corp.	235

		7,676

Paper & Forest Products — 0.0% (g)
1	International Paper Co.	40

Personal Products — 0.6%
18	Gillette Co. (The)	919

Pharmaceuticals — 3.6%
2	Bristol-Myers Squibb Co.	61
21	Eli Lilly & Co.	1,099
14	Forest Laboratories, Inc. (a)	506
28	Johnson & Johnson	1,881
3	Medicis Pharmaceutical Corp., Class A	96
40	Pfizer, Inc.	1,051
4	Schering-Plough Corp.	65
8	Sepracor, Inc. (a)	442
-(h)	Valeant Pharmaceuticals International	9
2	Watson Pharmaceuticals, Inc. (a)	65
9	Wyeth	388

		5,663

Real Estate — 0.2%
1	Duke Realty Corp. (REIT)	27
-(h)	Equity Office Properties Trust (REIT)	9
1	Kimco Realty Corp. (REIT)	59
4	Mack-Cali Realty Corp. (REIT)	148
2	Prologis (REIT)	86

		329

Road & Rail — 0.3%
12	CSX Corp.	491

Semiconductors & Semiconductor Equipment — 1.5%
14	Altera Corp. (a)	275
20	Analog Devices, Inc.	723
7	Broadcom Corp., Class A (a)	203
36	Intel Corp.	827
7	Intersil Corp., Class A	120
3	Linear Technology Corp.	119
5	Xilinx, Inc.	143

		2,410

Software — 2.4%
108	Microsoft Corp.	2,615
90	Oracle Corp. (a)	1,123

		3,738

Specialty Retail — 1.5%
3	Bed Bath & Beyond, Inc. (a)	91
25	Home Depot, Inc.	948
15	Lowe's Cos., Inc.	834
14	Staples, Inc.	437

		2,310

Textiles, Apparel & Luxury Goods — 0.6%
8	Jones Apparel Group, Inc.	255
8	Nike, Inc., Class B	658

		913

Thrifts & Mortgage Finance — 0.8%
18	Countrywide Financial Corp.	568
1	Fannie Mae	60
5	Freddie Mac	310
8	Washington Mutual, Inc.	308

		1,246

Tobacco — 1.0%
23	Altria Group, Inc.	1,504

Wireless Telecommunication Services — 0.2%
11	Nextel Communications, Inc., Class A (a)	315

	Total Common Stocks
	(Cost $91,763)	92,579

Principal Amount
ASSET BACKED SECURITIES — 1.6%

$225	American Express Credit Account Master Trust
	4.35%, 12/15/11, Series 2004-3, Class A	224
123	AmeriCredit Automobile Receivables Trust
	5.37%, 06/12/08, Series 2001-B, Class A4	124
600	Capital One Auto Finance Trust
	3.44%, 06/15/09, Series 2002-C, Class A4	597
25	Capital One Multi-Asset Execution Trust
	4.79%, 08/15/13, Series 2003-B5	25
250	Citibank Credit Card Issuance Trust
	2.50%, 04/07/08, Series 2003-A5, Class A5	247
100	CNH Equipment Trust
	3.38%, 02/15/11, Series 2003-B, Class A4B	98
117	CS First Boston Mortgage Securities Corp.
	5.51%, 08/25/32, Series 2002-HE4, Class AF	119
125	Ford Credit Auto Owner Trust
	3.54%, 11/15/08, Series 2004-A, Class A4	123
100	MBNA Master Credit Card Trust USA
	6.90%, 01/15/08, Series 2000-I, Class A	101
250	Onyx Acceptance Grantor Trust
	3.09%, 09/15/08, Series 2004-B, Class A3	248
	WFS Financial Owner Trust
61	2.03%, 08/20/07, Series 2003-1, Class A3	61
300	2.41%, 12/20/10, Series 2003-2, Class A4	294
150	2.85%, 09/22/08, Series 2004-2, Class A3	148
150	3.15%, 05/20/11, Series 2003-4, Class A4	148

	Total Asset Backed Securities
	(Cost $2,577)	2,557

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.0%
Agency CMO — 9.4%
	Federal Home Loan Mortgage Corp.
194	4.00%, 05/15/18, Series 2643, Class KG	194
216	4.50%, 06/15/18, Series 2636, Class Z	204
269	4.50%, 07/15/18, Series 2651, Class VZ	253
250	5.00%, 07/15/14, Series 2557, Class WJ	253
122	5.00%, 01/15/16, Series 2501, Class AG	123
250	5.00%, 09/15/18, Series 2701, Class OD	250
145	5.00%, 02/15/24, Series 2756, Class NA	144
200	5.00%, 05/15/27, Series 2764, Class UC	201
325	5.50%, 03/15/15, Series 2368, Class OE (m)	329
39	5.50%, 05/15/15, Series 2497, Class UH	39
81	5.50%, 11/15/15, Series 2467, Class EA	81
150	5.50%, 12/15/16, Series 2391, Class QR	154
650	5.50%, 11/15/17, Series 2522, Class GD	664
21	5.50%, 08/15/21, Series 1116, Class I	21
57	5.50%, 04/15/28, Series 2517, Class TG	57
197	6.00%, 03/15/09, Series 1708, Class E	202
36	6.00%, 02/15/11, Series 1819, Class E	37
469	6.00%, 01/15/14, Series 2115, Class PE	484
500	6.00%, 12/15/16, Series 2394, Class MC (m)	518
500	6.00%, 01/15/17, Series 2405, Class JF	519
276	6.00%, 03/15/17, Series 2425, Class OB	285
500	6.00%, 08/15/19, Series 2388, Class VD	511
37	6.00%, 02/15/21, Series 1047, Class H	37
58	6.00%, 01/15/28, Series 2136, Class PE	58
66	6.00%, 02/15/28, Series 2107, Class E	67
22	6.00%, 02/15/30, Series 2367, Class PD	22
79	6.25%, 04/15/22, Series 1610, Class PM	80
61	6.50%, 02/15/14, Series 1668, Class D	63
25	6.50%, 04/15/21, Series 1062, Class H	24
159	6.50%, 07/15/21, Series 168, Class G	159
19	6.50%, 10/15/21, Series 189, Class D	19
16	6.50%, 02/15/22, Series 1240, Class M	16
250	6.50%, 11/15/23, Series 1617, Class PM	263
60	6.50%, 10/15/28, Series 2438, Class NC	59
62	6.50%, 07/15/30, Series 2388, Class BE	62
17	6.50%, 09/15/30, Series 2316, Class PB	17
10	6.50%, 11/15/30, Series 2430, Class GD	10
49	6.50%, 01/15/31, Series 2433, Class NG	50
200	6.50%, 05/15/32, Series 2455, Class GK	210
375	6.50%, 06/15/32, Series 2457, Class PE	383
416	6.50%, 07/15/32, Series 2473, Class JZ	435
279	6.85%, 06/25/23, Series 13, Class LL	290
12	7.00%, 02/15/21, Series 115, Class I	12
59	7.00%, 01/15/22, Series 1191, Class E (m)	59
148	7.00%, 04/15/24, Series 1714, Class K	157
270	7.00%, 04/15/26, Series 1843, Class Z	282
164	7.00%, 08/15/29, Series 2178, Class PB	171
46	8.00%, 07/15/21, Series 1120, Class L	46
115	8.00%, 04/15/22, Series 1254, Class N	115
183	8.00%, 04/15/24, Series 1710, Class GH	196
213	8.00%, 04/25/24, Series 31, Class Z	230
26	8.50%, 09/15/24, Series 1753, Class D	27
31	8.60%, 01/15/21, Series 85, Class C	31
391	Federal Home Loan Mortgage Corp., Structure Pass Through Securities
	6.50%, 02/25/43, Series T-54, Class 2A	405
	Federal National Mortgage Association
11	Zero Coupon, 05/25/23, Series G93-24, Class C, PO	11
150	4.50%, 02/25/17, Series 2003-86, Class PX	147
150	5.00%, 06/25/23, Series 2003-55, Class CD	146
250	5.00%, 06/25/23, Series 2003-83, Class PG	246
71	5.00%, 12/25/23, Series 1994-22, Class C	72
250	5.50%, 04/25/17, Series 2002-18, Class PC	256

350	5.75%, 06/25/33, Series 2003-47, Class PE	351
11	6.00%, 08/25/07, Series 1992-151, Class H	12
150	6.00%, 04/25/17, Series 2002-19, Class PE	156
300	6.00%, 04/25/17, Series 2002-24, Class AJ	310
443	6.00%, 02/25/20, Series 2002-7, Class QM	450
63	6.00%, 04/25/20, Series 2002-56, Class VD	64
123	6.00%, 10/25/20, Series 2002-41, Class VB	125
4	6.15%, 08/25/06, Series 1993-223, Class VD	4
210	6.25%, 07/25/08, Series 1993-135, Class PG	214
28	6.50%, 03/25/20, Series 1990-30, Class E	29
46	6.50%, 09/25/20, Series 1990-105, Class J	48
54	6.50%, 02/25/23, Series 1993-202, Class I	54
46	6.50%, 02/25/23, Series G93-36, Class J	46
99	6.50%, 07/25/23, Series 1993-119, Class H	101
135	6.50%, 12/25/23, Series 1993-225, Class UB	141
144	6.50%, 12/25/28, Series 1998-66, Class B	150
200	6.65%, 06/25/13, Series 1993-140, Class J	207
800	7.00%, 07/18/12, Series 1997-42, Class PG	842
38	7.50%, 03/25/07, Series 1992-18, Class ZH	39
239	7.50%, 02/25/24, Series 1994-81, Class LL	253
105	8.00%, 07/25/19, Series 1989-37, Class G	111
4	8.15%, 04/25/06, Series 1991-37, Class H	4
55	8.30%, 10/25/08, Series 1993-197, Class SC, IF	57
26	8.50%, 09/25/21, Series G-29, Class O	27
18	8.75%, 11/25/19, Series 1989-86, Class E	19
28	8.75%, 09/25/21, Series 1991-129, Class G	30
142	9.25%, 03/25/18, Series 1988-4, Class Z	153
11	10.00%, 06/17/27, Series 1997-49, Class B	13
24	10.45%, 04/25/19, Series 1989-21, Class G	27
20	Government National Mortgage Association
	8.00%, 06/20/25, Series 1995-4, Class CQ	21
56	Vendee Mortgage Trust
	5.75%, 12/15/20, Series 2003-1, Class B	56

		14,570

Non-Agency CMO — 0.6%
183	Countrywide Alternative Loan Trust
	5.00%, 08/25/19, Series 2004-16CB, Class 2A2	182
96	First Horizon Asset Securities, Inc.
	4.96%, 02/25/35, Series 2004-AR7, Class 2A1 FRN	97
93	MASTR Asset Securitization Trust
	5.00%, 05/25/18, Series 2003-4, Class 2A2	94
90	Residential Accredit Loans, Inc.
	5.00%, 06/25/34, Series 2004-QS8, Class A12	89
	Wells Fargo Mortgage Backed Securities Trust
175	3.54%, 09/25/34, Series 2004-S, Class A5, FRN	167
146	3.99%, 01/25/35, Series 2004-EE, Class 3A1, FRN	144
138	5.00%, 07/25/19, Series 2004-7, Class 2A2	138

		911

	Total Collateralized Mortgage Obligations
	(Cost $15,445)	15,481

CORPORATE BONDS — 12.4%
Airlines — 0.2%
70	Continental Airlines, Inc.
	7.06%, 03/15/11, Series 1999-2	70
245	United AirLines, Inc.
	7.19%, 04/01/11, Series 2000-2 (d)	230

		300

Automobiles — 1.0%
220	DaimlerChrysler NA Holdings Corp.
	7.20%, 09/01/09	237
800	Ford Motor Credit Co.
	7.38%, 02/01/11	795
500	General Motors Corp.
	7.20%, 01/15/11	451

		1,483

Beverages — 0.0% (g)
60	Coca-Cola Enterprises, Inc.
	6.13%, 08/15/11	64

Capital Markets — 1.6%
	Bear Stearns Cos., Inc. (The)
100	4.50%, 10/28/10	98
75	5.70%, 11/15/14	77
300	Goldman Sachs Group LP
	7.20%, 03/01/07 (e)	316
200	Goldman Sachs Group, Inc.
	4.75%, 07/15/13	192
200	Lehman Brothers Holdings, Inc.
	6.63%, 01/18/12	219
125	Merrill Lynch & Co., Inc., Series C
	3.13%, 07/15/08	119
200	Merrill Lynch & Co., Inc., Series C
	4.13%, 01/15/09	196
600	Morgan Stanley
	6.75%, 04/15/11	654
	National Rural Utilities Cooperative Finance Corp.
350	6.00%, 05/15/06	358
130	7.30%, 09/15/06	136

		2,365

Chemicals — 0.1%
120	Dow Capital BV
	8.50%, 06/08/10	138

Commercial Banks — 1.4%
	Bank of America Corp.
100	7.13%, 10/15/11	112
300	7.80%, 02/15/10	340
250	BCH Cayman Islands Ltd.
	7.50%, 06/15/05	252
100	Branch Banking & Trust Co.
	4.88%, 01/15/13	98
225	FleetBoston Financial Corp.
	7.38%, 12/01/09	249
150	Keycorp, Series G
	4.70%, 05/21/09	150
155	Marshall & Ilsley Corp.
	4.38%, 08/01/09	153
75	Popular North America, Inc.
	4.25%, 04/01/08	74
50	Royal Bank of Canada
	3.88%, 05/04/09	49
25	UnionBanCal Corp.
	5.25%, 12/16/13	25
300	Wachovia Corp.
	6.61%, 10/01/25	332
125	Wells Fargo & Co.
	3.13%, 04/01/09	119
160	Wells Fargo Bank NA
	7.55%, 06/21/10	180

		2,133

Commercial Services & Supplies — 0.0% (g)
60	PHH Corp.
	7.13%, 03/01/13	66

Computers & Peripherals — 0.1%
80	International Business Machines Corp.
	4.38%, 06/01/09	80

Construction Materials — 0.0% (g)
60	Hanson Australia Funding Ltd.
	5.25%, 03/15/13	60

Consumer Finance — 1.0%
125	American Express Credit Corp.
	3.00%, 05/16/08	120
120	American General Finance Corp., Series H
	4.00%, 03/15/11	114
65	American General Finance Corp., Series I
	4.63%, 05/15/09	65
200	Capital One Bank
	6.88%, 02/01/06	205
175	General Motors Acceptance Corp.
	7.25%, 03/02/11	162
700	HSBC Finance Corp.
	8.00%, 07/15/10	801
150	John Deere Capital Corp., Series D
	3.63%, 05/25/07	148

		1,615

Diversified Financial Services — 1.4%
	CIT Group, Inc.
180	4.13%, 02/21/06	181
75	7.38%, 04/02/07	79
	Citigroup, Inc.
100	3.50%, 02/01/08	98
590	5.00%, 09/15/14	579
650	Credit Suisse First Boston USA, Inc.
	6.50%, 01/15/12	703
500	General Electric Capital Corp.
	8.63%, 06/15/08	559
50	General Electric Capital Corp.
	3.13%, 04/01/09, Series A	47

		2,246

Diversified Telecommunication Services — 0.8%
125	BellSouth Corp.
	6.00%, 10/15/11	133
80	British Telecommunications plc
	8.38%, 12/15/10	93
60	Deutsche Telekom International Finance BV
	8.50%, 06/15/10	69
30	France Telecom S.A.
	8.00%, 03/01/11	34
300	Nynex Capital Funding Co.
	8.23%, 10/15/09, Series B, SUB	335
200	Southwestern Bell Telephone, Series C
	5.98%, 10/22/07	207
	Sprint Capital Corp.
150	6.00%, 01/15/07	154
125	7.63%, 01/30/11	139

		1,164

Electric Utilities — 1.1%
560	American Electric Power Co., Inc.
	6.13%, 05/15/06, Series A	572
50	Carolina Power & Light Co.
	5.13%, 09/15/13	50
25	Consolidated Edison Co. of New York
	4.70%, 06/15/09	25
100	Constellation Energy Group, Inc.
	6.35%, 04/01/07	104

150	Dominion Resources, Inc., Series B
	6.25%, 06/30/12	161
200	DTE Energy Co., Series A
	6.65%, 04/15/09	213
500	Exelon Corp.
	6.75%, 05/01/11	544

		1,669

Food & Staples Retailing — 0.6%
350	Albertson's, Inc.
	6.95%, 08/01/09	377
400	Kroger Co. (The)
	8.05%, 02/01/10	451
100	Wal-Mart Stores, Inc.
	4.13%, 02/15/11	97

		925

Gas Utilities — 0.1%
173	Columbia Energy Group,
	6.80%, 11/28/05, Series C	176
35	Sempra Energy
	4.75%, 05/15/09	35

		211

Insurance — 0.3%
50	Ace INA Holdings, Inc.
	5.88%, 06/15/14	51
175	Allstate Corp. (The)
	6.13%, 02/15/12	186
100	American International Group, Inc.
	2.88%, 05/15/08	95
75	Principal Life, Income Funding Trusts
	3.20%, 04/01/09	71
	Protective Life Secured Trust
40	4.00%, 10/07/09	39
75	4.00%, 04/01/11	72

		514

Media — 0.7%
	Comcast Cable Communications
100	6.88%, 06/15/09	107
150	8.38%, 05/01/07	162
50	Comcast Cable Communications Holdings, Inc.
	8.38%, 03/15/13	59
50	COX Communications, Inc.
	7.75%, 11/01/10	56
450	Historic TW, Inc.
	9.13%, 01/15/13	556
150	News America, Inc.
	6.75%, 01/09/38	165
50	Thomson Corp. (The)
	4.25%, 08/15/09	49

		1,154

Multi-Utilities & Unregulated Power — 0.3%
250	Duke Energy Corp.
	6.25%, 01/15/12	266
115	PSEG Power LLC
	7.75%, 04/15/11	131

		397

Office Electronics — 0.0% (g)
75	Pitney Bowes, Inc.
	3.88%, 06/15/13	69

Oil & Gas — 0.3%
150	Conoco Funding Co.
	6.35%, 10/15/11	163
250	Occidental Petroleum Corp.
	9.25%, 08/01/19	335

		498

Road & Rail — 0.6%
100	Burlington Northern Santa Fe Corp.
	6.13%, 03/15/09	105
150	CSX Corp.
	7.45%, 05/01/07	159
150	Norfolk Southern Corp.
	7.05%, 05/01/37	176
500	Union Pacific Corp.
	6.65%, 01/15/11	542

		982

Supranational — 0.4%
475	Inter-American Development Bank
	8.40%, 09/01/09	550

Thrifts & Mortgage Finance — 0.3%
300	Countrywide Home Loans, Inc., Series L
	4.00%, 03/22/11	284
	Washington Mutual, Inc.
50	4.20%, 01/15/10	49
125	4.63%, 04/01/14	118

		451

Wireless Telecommunication Services — 0.1%
75	AT&T Wireless Services, Inc.
	7.88%, 03/01/11	85

	Total Corporate Bonds
	(Cost $18,607)	19,219

U.S. GOVERNMENT AGENCY MORTGAGES — 2.7%
	Federal Home Loan Mortgage Corp. Conventional Pools

45	8.00%, 04/01/17	48
	Federal Home Loan Mortgage Corp. Gold Pools
343	4.00%, 08/01/18	329
36	6.00%, 03/01/13	37
213	6.50%, 03/01/13 - 11/01/22	222
205	7.00%, 06/01/13 - 10/01/27	217
6	7.50%, 07/01/27	7
44	8.00%, 10/01/10 - 09/01/26	47
	Federal National Mortgage Association Conventional Pools
259	5.50%, 12/01/33	260
124	6.00%, 08/01/13 - 12/01/13	128
367	6.19%, 09/01/08	383
98	6.50%, 04/01/13	103
280	6.53%, 12/01/07	291
251	6.85%, 10/01/07	263
94	7.00%, 06/01/13 - 08/01/25	99
737	7.14%, 08/01/05	738
69	7.50%, 08/01/09 - 10/01/27	73
152	8.00%, 09/01/08 - 05/01/17	163
72	8.50%, 11/01/18	78
37	9.00%, 11/01/06 - 12/01/17	40
	Government National Mortgage Association Various Pools
100	6.50%, 09/15/13	105
167	7.00%, 07/15/08 - 06/15/28	174
26	7.50%, 05/15/26 - 01/20/27	28
242	8.00%, 12/20/10 - 09/15/27	260
155	8.50%, 12/15/05 - 12/15/22	168

	Total U.S. Government Agency Mortgages

	(Cost $4,129)	4,261

U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
	Federal Home Loan Bank System
415	5.89%, 03/30/09, Series EJ09	439
	Federal National Mortgage Association
585	5.38%, 11/15/11	607
400	7.13%, 06/15/10	447
150	7.25%, 01/15/10	168

	Total U.S. Government Agency Securities
	(Cost $1,658)	1,661

U.S. TREASURY OBLIGATIONS — 9.4%
	U.S. Treasury Bonds
1,950	7.25%, 05/15/16	2,391
5,250	10.38%, 11/15/12	6,082
	U.S. Treasury Bonds Inflation Indexed Bond
814	3.88%, 01/15/09	898
	U.S. Treasury Notes
800	3.13%, 01/31/07	791
500	5.00%, 08/15/11	519
650	6.50%, 08/15/05	658
1,050	6.50%, 02/15/10	1,156
	U.S. Treasury STRIPS
2,625	Zero Coupon, 05/15/15	1,639
875	Zero Coupon, 08/15/15	539

	Total U.S. Treasury Obligations
	(Cost $14,509)	14,673

FOREIGN GOVERNMENT SECURITIES — 0.7%
900	Hydro Quebec, Series B
	6.52%, 02/23/06	921
80	United Mexican States
80	4.63%, 10/08/08	79
40	6.38%, 01/16/13	41

	Total Foreign Government Securities
	(Cost $1,015)	1,041

Shares
SHORT-TERM INVESTMENTS — 2.0%
Investment Companies — 2.0%
3,149	JPMorgan Liquid Assets Money Market Fund (b) (m)
	(Amortized Cost $3,149)	3,149

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 13.4%
Investment Companies— 3.1%
2,500	BGI Prime Money Market Fund	2,500
2,322	Morgan Stanley Institutional Liquidity Funds	2,322

		4,822

Principal Amount
Repurchase Agreements - 10.3%
$ 3,000	Lehman Brothers Holdings, Inc., 3.06%,
	dated 03/31/05, due 04/01/05, repurchase
	price $3,000, collateralized by corporate collateralized
	mortgage obligations	3,000
13,000	Merrill Lynch & Co., Inc., 3.03%, dated 03/31/05,
	due 04/01/05, repurchase price $13,001, col1ateralized
	by corporate collateralized mortgage obligations	13,000

		16,000

	Total Short-Term Investments
	(Amortized Cost $20,822)	20,822

Total Investments — 112.9% (Cost/Amortized Cost $173,674)		175,443
Other Liabilities in Excess of Assets — (12.9)%		(20,114)

Net Assets — 100.0%		$155,329

FRN	Floating Rate Note
IF	Inverse Floaters
PO	Principal Only
REIT	Real Estate Investment Trust
SUB	Step Bond

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,171
Aggregate gross unrealized depreciation	(7,402)

Net unrealized appreciation/depreciation	$1,769

Federal income tax cost of investments	$173,674

JPMorgan Investment Trust Bond Portfolio (Formerly One Group Investment Trust Bond Portfolio)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES — 1.9%
$150	American Express Credit Account Master Trust
	4.35%, 12/15/11, Series 2004-3, Class A	$149
	AmeriCredit Automobile Receivables Trust
100	2.72%, 01/06/10, Series 2003-BX, Class A4A	98
108	4.41%, 11/12/08, Series 2001-D, Class A4	108
275	Capital One Auto Finance Trust
	5.40%, 05/15/08, Series 2001-A, Class A4	277
	Citibank Credit Card Issuance Trust
150	4.95%, 02/09/09, Series 2002-A1, Class A1	152
450	6.95%, 02/18/14, Series 2002-C2, Class C2	493
165	CNH Equipment Trust
	3.38%, 02/15/11, Series 2003-B, Class A4B	162
127	Conseco Finance
	7.27%, 06/15/32, Series 2001-B, Class 1M1	130
1,300	Countrywide Asset-Backed Certificates
	3.12%, 10/25/33, Series 2004-AB2, Class A2 FRN	1,302
	MBNA Credit Card Master Note Trust
75	4.51%, 06/15/12, Series 2003-C1, Class C1, FRN	80
200	6.80%, 07/15/14, Series 2002-C1, Class C1	218
	MBNA Master Credit Card Trust USA
240	7.85%, 02/15/12, Series 1999-J, Class C (e)	269
200	8.40%, 09/15/09, Series 2000-D, Class C (e)	215
48	Residential Asset Mortgage Products, Inc.
	6.29%, 10/25/31, Series 2001-RS3, Class AI4, SUB	49
	WFS Financial Owner Trust
490	3.15%, 05/20/11, Series 2003-4, Class A4	483
500	4.50%, 02/20/10, Series 2002-2, Class A4, SUB	503
188	4.87%, 09/20/09, Series 2002-1, Class A4A	189

	Total Asset Backed Securities
	(Cost $4,792)	4,877

COLLATERALIZED MORTGAGE OBLIGATIONS — 45.3%
Agency CMO — 35.1%
	Federal Home Loan Mortgage Corp.
58	Zero Coupon, 08/15/08, Series 1561, Class TA, PO	55
191	Zero Coupon, 08/15/08, Series 1900, Class TA, PO	182
17	Zero Coupon, 10/15/08, Series 1967, Class PC, PO	16
51	Zero Coupon, 02/15/24, Series 1700, Class GA, PO	46
14	Zero Coupon, 02/15/24, Series 1865, Class D, PO	14
56	Zero Coupon, 05/15/24, Series 2306, Class K, PO	48
300	Zero Coupon, 02/15/32, Series 2513, Class YO, PO	250
275	Zero Coupon, 10/15/33, Series 2684, Class TO, PO	140
200	Zero Coupon, 09/15/33, Series 2733, Class GF, PO	177
288	Zero Coupon, 02/15/34, Series 2744, Class FE, PO	219
128	Zero Coupon, 03/15/34, Series 2769, PO	75
198	Zero Coupon, 08/15/34, Series 2841, Class GO, PO	139
300	Zero Coupon, 08/15/34, Series 2846, PO	235
2	3.49%, 01/15/23, Series 1603, Class IF	2
94	3.67%, 07/15/23, Series 1541, Class O, FRN	92
1,393	3.74%, 06/15/23, Series 2626, Class NS, FRN	92
485	4.00%, 05/15/18, Series 2643, Class KG	485
500	4.00%, 09/15/18, Series 2675, Class CK	457
500	4.00%, 03/15/32, Series 2515, Class DE	459
1,092	4.19%, 02/15/33, Series 2599, Class DS, IO, FRN	74
1,139	4.29%, 03/15/33, Series 2610, Class DS, IO, FRN	80
130	4.50%, 11/15/07, Series 1404, Class FA	131
76	4.50%, 12/15/16, Series 2643, Class HI, IO	9
1,000	4.50%, 05/15/18, Series 2611, Class UH	952
500	4.50%, 05/15/18, Series 2617, Class GR	476
500	4.50%, 06/15/18, Series 2631, Class LC	479
541	4.50%, 06/15/18, Series 2636, Class Z	510
1,078	4.50%, 07/15/18, Series 2651, Class VZ	1,012
359	4.50%, 04/15/19, Series 2780, Class JG	341
1,000	4.50%, 12/15/23, Series 2716, Class UN	934
423	4.70%, 10/15/15, Series 2668, Class SB, IF	364
717	4.74%, 02/15/33, Series 2597, Class DS, IO, FRN	56
220	4.79%, 10/15/33, Series 2691, Class WS, IF	149
166	4.79%, 11/15/33, Series 2705, Class SC, IF	120
1,447	4.84%, 10/15/21, Series 2611, Class SH, IO, FRN	110
750	4.86%, 01/15/34, Series 2727, Class BS, IF	432
567	4.86%, 04/15/34, Series 2776, Class SK, IF	379
279	4.97%, 10/15/33, Series 2682, Class YS, IF	181
228	5.00%, 05/15/20, Series 2686, Class GB	229
1,000	5.00%, 01/15/23, Series 2715, Class OG	985
228	5.00%, 05/15/23, Series 1798, Class F	228
81	5.00%, 02/15/32, Series 2672, Class WD	79
481	5.00%, 06/15/33, Series 2929, Class ZM	462
221	5.00%, 01/15/35, Series 2925, Class MZ	215
178	5.00%, 01/15/35, Series 2925, Class ZM	175
485	5.00%, 02/15/35, Series 2929, Class JZ	432
374	5.14%, 03/15/32, Series 2444, Class ES, IO, FRN	30
250	5.19%, 03/15/32, Series 2450, Class SW, IO, FRN	22
125	5.50%, 12/15/14, Series 2374, Class PV	127
74	5.50%, 05/15/15, Series 2391, Class QE	75

Principal Amount	Security Description	Value
500	5.50%, 12/15/16, Series 2391, Class QR	512
1,000	5.50%, 06/15/16, Series 2498, Class UD	1,021
500	5.50%, 02/15/16, Series 2500, Class TD	509
500	5.50%, 10/15/22, Series 2512, Class PG	507
500	5.50%, 12/15/22, Series 2535, Class BK	509
500	5.50%, 08/15/33, Series 2744, Class PD	522
199	5.79%, 07/15/23, Series 2638, Class DS, IF	165
275	5.84%, 02/15/32, Series 2410, Class QX, IF, IO	21
280	6.00%, 12/15/13, Series 2102, Class TU	289
606	6.00%, 01/15/14, Series 2115, Class PE	626
245	6.00%, 03/15/14, Series 2594, Class VA	253
57	6.00%, 07/15/14, Series 2405, Class PC	57
655	6.00%, 08/15/16, Series 2344, Class QG	676
407	6.00%, 09/15/16, Series 2355, Class BP	421
847	6.00%, 09/15/16, Series 2360, Class PG	873
500	6.00%, 12/15/16, Series 2394, Class MC	518
244	6.00%, 01/15/19, Series 2367, Class VD	246
470	6.00%, 07/15/19, Series 2435, Class VH	486
400	6.00%, 08/15/20, Series 2594, Class VQ	410
500	6.00%, 12/15/20, Series 2392, Class PV	515
64	6.00%, 10/15/22, Series 1395, Class G	65
700	6.00%, 11/15/23, Series 1630, Class PK	724
11	6.00%, 11/15/23, Series 1685, Class Z	12
156	6.00%, 05/15/27, Series 1981, Class Z	159
171	6.00%, 11/15/27, Series 2132, Class PD	175
121	6.00%, 02/15/28, Series 2143, Class CD	123
236	6.00%, 11/15/29, Series 2460, Class VZ	242
400	6.00%, 05/15/30, Series 2565, Class MB	404
790	6.00%, 09/15/32, Series 2500, Class MC	813
300	6.00%, 12/15/32, Series 2543, Class YX	309
500	6.00%, 12/15/32, Series 2544, Class HC	516
500	6.00%, 02/15/33, Series 2575, Class ME	515
253	6.11%, 11/15/33, Series 2705, Class SD, IF	195
88	6.13%, 05/15/23, Series 1518, Class G, IF	85
7	6.19%, 02/15/08, Series 1465, Class SA, FRN	-(h)
150	6.30%, 01/15/13, Series 2025, Class PE	154
250	6.38%, 02/15/32, Series 2410, Class OE	258
140	6.38%, 02/15/34, Series 2753, Class S, IF	107
133	6.44%, 05/15/24, Series 2306, Class SE, IO, FRN	22
3	6.50%, 09/15/08, Series 1587, Class M	3
312	6.50%, 12/15/12, Series 2419, Class VG	317
207	6.50%, 05/15/13, Series 2055, Class OE	215
114	6.50%, 10/15/13, Series 1596, Class D	118
37	6.50%, 03/15/14, Series 2135, Class UK, IO	6
213	6.50%, 09/15/15, Series 2353, Class PC	214
884	6.50%, 08/15/16, Series 2345, Class PQ	920
110	6.50%, 12/15/17, Series 2357, Class VX	111
400	6.50%, 04/15/18, Series 2461, Class VB	413
142	6.50%, 03/15/19, Series 2134, Class PI, IO	28
135	6.50%, 06/15/20, Series 2362, Class PD	138
5	6.50%, 02/15/21, Series 128, Class I	5
179	6.50%, 12/15/23, Series 2283, Class K	190
2,100	6.50%, 05/15/24, Series 1732, Class K	2,207
459	6.50%, 07/15/26, Series 1863, Class Z	476
323	6.50%, 08/15/28, Series 2075, Class PH	335
203	6.50%, 04/15/31, Series 2317, Class VG	206
694	6.50%, 08/15/31, Series 2344, Class ZD	719
201	6.50%, 08/15/31, Series 2344, Class ZJ	209
126	6.50%, 08/15/31, Series 2345, Class NE	130
200	6.50%, 08/15/31, Series 2454, Class BG	206
228	6.50%, 04/15/32, Series 2435, Class CJ	241
300	6.50%, 05/15/32, Series 2455, Class GK	316
283	6.50%, 06/15/32, Series 2462, Class JG	297
178	6.50%, 07/15/32, Series 2484, Class LZ	190
305	6.50%, 03/15/33, Series 2586, Class WI, IO	60
198	6.78%, 11/15/34, Series 2888, Class SL, IF	168
13	7.00%, 05/15/14, Series 2299, Class G	13
43	7.00%, 05/15/22, Series 1250, Class J	43
115	7.00%, 07/15/22, Series 1324, Class Z	117
42	7.00%, 05/15/23, Series 1505, Class Q	44
86	7.00%, 03/15/28, Series 2038, Class PN, IO	16
446	7.00%, 06/15/28, Series 2064, Class TE	467
829	7.00%, 07/15/29, Series 2172, Class QC	898
143	7.00%, 06/15/31, Series 2325, Class PM	154
500	7.00%, 03/15/32, Series 2423, Class MC	522
825	7.00%, 03/15/32, Series 2423, Class MT	862
500	7.00%, 04/15/32, Series 2436, Class MC	526
924	7.00%, 03/25/23, Series 8, Class ZA	964
28	7.03%, 06/15/33, Series 2631, Class BS, IO, IF	21
237	7.50%, 01/15/19, Series 2827, Class SQ, FRN	237
90	7.50%, 08/15/22, Series 1343, Class LB	93
210	7.50%, 09/15/27, Series 1987, Class PE	219
242	7.50%, 05/15/28, Series 2054, Class PV	255
126	7.50%, 08/15/30, Series 2247, Class Z	129
66	7.50%, 10/15/30, Series 2261, Class ZY	68
72	8.00%, 06/15/22, Series 1316, Class Z	73
77	8.00%, 08/15/22, Series 1343, Class LA	80
543	8.00%, 09/15/29, Series 2182, Class ZB	580
240	8.43%, 03/15/34, Series 2766, Class SX, IF	180
13	8.50%, 11/15/15, Series 2496, Class LD	13
600	8.50%, 06/15/21, Series 1113, Class J	602

Principal Amount	Security Description	Value
135	8.50%, 06/15/31, Series 2359, Class ZB	159
36	8.51%, 12/15/08, Series 1625, Class SD, IF	37
304	8.58%, 05/15/30, Series 2755, Class SA, IF	295
98	8.73%, 04/15/34, Series 2778, Class BS, IF	81
5	9.00%, 04/15/21, Series 1065, Class J	5
40	9.50%, 07/15/19, Series 11, Class D	40
21	9.50%, 04/15/20, Series 22, Class C	21
4	9.50%, 01/15/21, Series 99, Class Z	4
71	9.57%, 10/15/22, Series 1394, Class ID, IF	78
7	10.00%, 06/15/20, Series 47, Class F	7
8	10.00%, 02/15/24, Series 1671, Class QC, IF	8
27	10.01%, 10/15/23, Series 1689, Class SD, IF	28
100	10.48%, 02/15/32, Series 2412, Class SP, IF	97
187	10.54%, 02/15/09, Series 2412, Class SE, IF	193
50	11.24%, 11/15/23, Series 1609, Class LG, IF	52
1	11.53%, 02/15/09, Series 1796, Class S, IF	1
250	12.19%, 02/15/32, Series 2410, Class QS, IF	270
185	13.17%, 02/15/25, Series 2656, Class SH, IF	195
30	16.94%, 10/15/13, Series 1607, Class SA, IF	35
65	18.89%, 03/15/29, Series 2132, Class SB, IF	72
49	21.06%, 03/15/24, Series 2033, Class SN, IO FRN	16
	Federal Home Loan Mortgage Corp., Structured Pass Through Securities
120	Zero Coupon, 09/25/43, Series T-58, Class A, PO	104
489	6.50%, 02/25/43, Series T-54, Class 2A	506
229	7.00%, 02/25/43, Series T-54, Class 3A	242
74	7.50%, 07/25/32, Series T-41, Class 3A	78
	Federal National Mortgage Association
27	Zero Coupon, 09/25/08, Series 1996-20, Class L, PO	26
54	Zero Coupon, 10/25/08, Series 1996-24, Class B, PO	51
47	Zero Coupon, 09/25/08, Series 1996-39, Class J, PO	45
34	Zero Coupon, 09/25/23, Series 1993-205, Class H, PO	29
289	Zero Coupon, 06/25/23, Series 1993-257, Class C, PO	258
179	Zero Coupon, 08/25/33, Series 2003-132, Class OA, PO	140
216	Zero Coupon, 04/25/34, Series 2004-21, Class CO, PO	131
226	Zero Coupon, 12/25/34, Series 2004-92, Class JO, PO	182
1,417	1.60%, 03/25/32, Series 2002-13, Class SJ, IO, FRN	62
1,098	1.84%, 03/25/27, Series 1997-20, Class IB, IO, FRN	55
11	2.88%, 10/25/22, Series G92-59, Class F, FRN	10
647	3.00%, 07/25/22, Series 2003-68, Class LC	533
970	3.00%, 07/25/22, Series 2003-68, Class QP	906
11	3.08%, 10/25/08, Series 1993-196, Class FA, FRN	10
73	3.18%, 03/25/09, Series 1994-33, Class FA, FRN	72
11	3.45%, 12/25/23, Series 1993-230, Class FA, FRN	12
500	3.50%, 02/25/29, Series 2002-93, Class PD	481
343	3.50%, 02/25/33, Series 2003-66, Class PA	318
177	3.88%, 08/25/33, Series 2003-71, Class DS, IF	128
700	4.00%, 02/25/19, Series 2004-1, Class AC	638
268	4.00%, 04/25/19, Series 2004-22, Class A	252
200	4.00%, 10/25/19, Series 2004-76, Class CL	183
1,000	4.00%, 11/25/19, Series 2004-81, Class AC	910
293	4.00%, 04/25/33, Series 2003-22, Class UD	248
1	4.01%, 10/25/22, Series 1993-225, Class FP, FRN	1
500	4.50%, 01/25/14, Series 2003-128, Class KE	495
1,989	4.75%, 11/25/33, Series 2003-116, Class SB, FRN	156
1,636	4.80%, 06/25/23, Series 2003-80, Class SY, IO, FRN	153
250	4.80%, 11/25/23, Series 2003-106, Class US, IF	160
207	4.80%, 03/25/34, Series 2004-14, Class SD, FRN	144
496	5.00%, 11/25/12, Series 2003-16, Class PI, IO	26
700	5.00%, 11/25/15, Series 2002-74, Class PD	702
750	5.00%, 01/25/16, Series 2002-74, Class LD	752
500	5.00%, 06/25/23, Series 2003-83, Class PG	492
400	5.15%, 04/25/34, Series 2004-58, Class ST, IF	394
800	5.50%, 04/25/17, Series 2002-18, Class PC	821
1,000	5.50%, 09/25/17, Series 2002-56, Class UC	1,021
500	5.50%, 01/25/18, Series 2002-94, Class BK	511
6	5.50%, 08/25/20, Series 1990-93, Class G	7
62	5.50%, 06/25/22, Series 2002-91, Class UH, IO	9
84	5.50%, 09/25/22, Series 1992-143, Class MA	85
250	5.50%, 05/25/23, Series 2003-41, Class PE	256
100	5.50%, 02/25/34, Series 2004-36, Class PC	102
139	5.50%, 09/25/32, Series 2005-11, Class AZ	138
100	5.75%, 06/25/33, Series 2003-47, Class PE	100
500	6.00%, 12/25/15, Series 2001-78, Class VB	508
500	6.00%, 12/25/16, Series 2001-71, Class QE	516
1,000	6.00%, 12/25/16, Series 2001-74, Class MB	1,050
1,000	6.00%, 04/25/17, Series 2002-19, Class PE	1,037
1,000	6.00%, 02/25/17, Series 2002-2, Class UC	1,026
500	6.00%, 02/25/17, Series 2002-3, Class OG	519
443	6.00%, 02/25/20, Series 2001-28, Class VB	446
87	6.00%, 04/25/23, Series G93-17, Class SI, IF	87
228	6.00%, 07/18/27, Series 1997-46, Class PL	234
238	6.00%, 07/18/28, Series 1998-36, Class ZB	241
150	6.00%, 07/25/29, Series 2001-80, Class PE	154
518	6.00%, 07/25/31, Series 2001-33, Class ID, IO	103
400	6.00%, 11/25/31, Series 2002-74, Class VB	405
500	6.50%, 11/25/15, Series 2001-52, Class XN	521
250	6.50%, 12/25/16, Series 2001-50, Class VB	258
267	6.50%, 02/25/22, Series 2002-1, Class HC	277
31	6.50%, 08/25/22, Series 1996-59, Class J	32
332	6.50%, 07/25/23, Series 1996-59, Class K	338
500	6.50%, 10/25/23, Series 1993-203, Class PL	520

Principal Amount	Security Description	Value

83	6.50%, 11/25/23, Series 1995-19, Class Z	89
347	6.50%, 12/25/23, Series 1993-225, Class UB	362
500	6.50%, 05/25/32, Series 2002-28, Class PK	525
250	6.50%, 04/25/32, Series 2002-59, Class VB	257
120	7.00%, 01/25/22, Series G92-15, Class Z	124
14	7.00%, 07/25/22, Series G92-42, Class Z	15
20	7.00%, 10/25/22, Series G92-61, Class Z	21
277	7.00%, 12/25/22, Series G92-66, Class KB	290
580	7.00% 02/25/23, Series 1997-61, Class ZC	608
119	7.00%, 09/25/23, Series 1993-167, Class GA	124
860	7.00%, 12/25/23, Series 1993-250, Class Z	896
337	7.00%, 07/25/31, Series 2001-30, Class PM	353
819	7.00%, 08/25/31, Series 2001-36, Class DE	875
120	7.00%, 09/25/31, Series 2001-44, Class PD	125
444	7.00%, 11/25/31, Series 2001-61, Class Z	473
72	7.03%, 07/25/33, Series 2003-64, Class SX, IF	49
240	7.25%, 01/25/34, Series 2003-130, Class SX, IF	233
209	7.50%, 06/25/22, Series 1992-101, Class J	214
161	7.50%, 09/25/22, Series G92-54, Class ZQ	171
102	7.50%, 05/20/27, Series 1997-39, Class PD	106
167	7.75%, 09/25/33, Series 2003-91, Class SD, IF	157
80	7.90%, 01/25/23, Series G93-1, Class KA	86
287	8.00%, 07/25/22, Series G92-44, Class ZQ	308
28	8.50%, 11/25/19, Series 1989-83, Class H	30
29	8.50%, 02/25/20, Series 1990-10, Class L	31
114	8.50%, 01/25/25, Series 1995-2, Class Z	122
49	8.50%, 01/25/31, Series 2000-52, IO	9
180	8.50%, 11/25/32, Series 2004-61, Class SK, IF	193
586	8.50%, 06/25/33, Series 2004-4, Class QM, IF	570
139	8.54%, 07/25/34, Series 2004-51, Class SY, IF	136
10	8.75%, 12/25/20, Series 1990-143, Class J	10
6	8.80%, 01/25/20, Series 1990-1, Class D	7
285	9.13%, 11/25/09, Series 2002-73, Class S, IF	280
16	9.25%, 10/25/08, Series 1993-196, Class SB, IF	17
235	9.26%, 12/25/32, Series 2002-77, Class S, IF	229
16	10.22%, 09/25/23, Series 1993-165, Class SD, IF	16
124	10.45%, 03/25/09, Series 2002-8, Class SR, IF	128
663	11.69%, 04/25/34, Series 2004-25, Class SA, IF	664
565	11.69%, 05/25/34, Series 2004-36, Class SA, IF	560
55	12.21%, 10/25/08, Series 1993-190, Class S, IF	58
78	12.50%, 09/25/23, Series 1993-165, Class SK , IF	97
279	13.06%, 04/25/23, Series 1998-43, Class SA, IO, FRN	96
64	13.09%, 09/25/08, Series 1993-175, Class SA, IF	69
120	13.79%, 09/25/08, Series 1993-164, Class SA, IF	130
172	13.79%, 09/25/08, Series 1993-164, Class SC, IF	186
253	14.29%, 12/25/08, Series 1993-233, Class SB, IF	276
72	15.93%, 02/25/32, Series 2002-1, Class SA, IF	77
53	16.28%, 02/25/09, Series 1994-13, Class SK, IF	58
402	17.20%, 02/25/34, Series 2004-10, Class SC, IF	455
-(h)	652.15%, 12/25/20, Series 1990-140, Class K, IO, HB	2
	Federal National Mortgage Association Whole Loan
200	4.75%, 12/25/42, Series 2003-W8, Class 1A3	198
349	6.50%, 12/25/42, Series 2003-W1, Class 1A1	360
343	7.00%, 02/25/44, Series 2004-W2, Class 2A2	359
216	7.50%, 12/25/42, Series 2003-W1, Class 2A	227
	Federal National Mortgage Association STRIPS
184	12/01/32, Series 329, Class 1, PO	141
210	09/01/33, Series 340, Class 1, PO	154
-(h)	256.68%, 11/01/08, Series K, Class 2, IO, HB	1
	Government National Mortgage Association
50	Zero Coupon, 03/16/33, Series 2003-24, PO	41
43	Zero Coupon, 08/20/33, Series 2003-66, Class EO	36
1,418	2.65%, 02/20/34, Series 2004-11, Class SW, IO, FRN	49
1,215	4.35%, 09/20/31, Series 2003-76, Class LS, IO, FRN	78
462	5.23%, 08/16/31, Series 2001-36, Class S, IO, FRN	28
196	5.32%, 01/19/30, Series 2001-4, Class SJ, IO, FRN	10
304	5.50%, 11/20/28, Series 2002-88, Class LI, IO	23
474	5.50%, 01/20/32, Series 2003-4, Class NI, IO	75
300	6.50%, 07/20/19, Series 2002-36, Class VB	305
500	6.50%, 10/16/24, Series 1994-7, Class PQ	528
440	6.50%, 04/20/29, Series 1999-10, Class ZC	455
200	6.50%, 12/20/31, Series 2001-64, Class MQ	209
1,250	6.50%, 06/20/32, Series 2002-45, Class QE	1,311
300	6.50%, 08/20/32, Series 2002-54, Class GB	313
153	7.00%, 02/16/30, Series 2000-14, Class PD	162
62	7.15%, 12/20/30, Series 2000-38, Class AH	64
244	7.49%, 07/16/24, Series 1994-3, Class PQ	258
302	7.50%, 09/17/25, Series 1998-26, Class K	320
246	7.50%, 08/16/26, Series 1996-16, Class E	259
260	7.50%, 05/16/27, Series 1997-8, Class PN	273
181	7.50%, 12/20/29, Series 1999-44, Class PC	191
158	7.50%, 02/20/30, Series 2000-6, Class Z	166
800	7.50%, 11/16/30, Series 2000-36, Class PB	823
84	7.70%, 04/16/32, Series 2002-24, Class SB, IF	82
134	7.75%, 09/20/30, Series 2000-26, Class Z	138
275	8.00%, 11/16/29, Series 1999-41, Class Z	293
214	8.00%, 12/20/29, Series 1999-44, Class ZG	226
235	8.00%, 12/20/30, Series 2000-37, Class B	249
308	8.50%, 02/16/30, Series 2000-9, Class ZJ	342
391	9.00%, 03/16/30, Series 2000-21, Class Z	445
20	9.00%, 11/16/30, Series 2000-36, Class IK, IO	4

Principal Amount	Security Description	Value

144	11.91%, 04/16/34, Series 2004-28, Class S, IF	144
	Vendee Mortgage Trust
196	5.63%, 02/15/24, Series 1994-1, Class 1, VAR	196
270	6.75%, 06/15/26, Series 1996-2, Class 1Z	284
461	6.75%, 02/15/26, Series 96-1, Class 1Z	488
275	7.00%, 09/15/27, Series 1998-1, Class 2E	289
904	7.50%, 02/15/27, Series 1997-1, Class 2Z	973

		88,297

Non-Agency CMO — 10.2%
18	American Housing Trust
	9.13%, 04/25/21, Series V, Class 1G	18
	Banc of America Funding
255	Zero Coupon, 04/20/32, Series 2003-1, Class A, PO	184
212	Zero Coupon, 03/25/34, Series 2004-1, PO	163
	Banc of America Funding Corp.
496	5.50%, 10/25/33, Series 2003-3, Class 1A33	486
	Bank of America Alternative Loan Trust
314	Zero Coupon, 06/25/34, Series 2004-5, Class 3A3, PO	153
	Bank of America Mortgage Securities
164	Zero Coupon, 11/25/32, Series 2002-10, Class A, PO	118
91	Zero Coupon, 11/25/33, Series 2003-8, Class A, PO	67
94	Zero Coupon, 05/25/34, Series 2004-4, Class A, PO	72
291	Zero Coupon, 07/25/34, Series 2004-6, Class A, PO	206
637	Zero Coupon, 08/25/34, Series 2004-7, Class 1A19	475
200	4.12%, 06/25/34, Series 2004-E, Class 2A5, FRN	194
100	Bear Stearns Adjustable Rate Mortgage Trust
	3.51%, 06/25/34, Series 2004-4, Class A4, VAR	97
	Bear Stearns Commercial Mortgage Securities
125	3.70%, 08/13/46, Series 2004-T16, Class A2	122
75	7.64%, 02/15/32, Series 2000-WF1, Class A1	80
	Citigroup Mortgage Loan Trust, Inc.
216	Zero Coupon, 12/25/18, Series 2003-UST1, PO	172
302	5.50%, 12/25/18, Series 2003-UST1, Class A1	304
198	7.00%, 09/25/33, Series 2003-UP3, Class A3	204
	Countrywide Alternative Loan Trust
142	Zero Coupon, 10/25/33, Series 2003-J1, PO	115
436	6.50%, 07/25/32, Series 2002-8, Class A4	441
	Countrywide Home Loan Mortgage Pass Through Trust
709	3.50%, 08/25/33, Series 2003-26, Class 1A6	694
349	4.15%, 06/20/34, Series 2004-HYB3, Class 2A ,VAR	341
314	4.31%, 05/20/34, Series 2004-HYB1, Class 2A, VAR	310
273	5.25%, 09/25/33, Series 2003-34, Class A11	272
295	5.50%, 10/25/34, Series 2004-19, Class A8	294
350	6.11%, 08/25/18, Series 2003-J7, Class 4A3, IF	318
	Countrywide Home Loans
476	4.11%, 06/25/34, Series 2004-7, Class 2A1, FRN	460
	Home Loan Mortgage Pass Through Trust
161	Zero Coupon, 11/25/19, Series 2004-J8, PO	116
	First Horizon Asset Securities, Inc.
300	4.96%, 02/25/35, Series 2004-AR7, Class 2A2, FRN	297
1,254	4.96%, 02/25/35, Series 2004-AR7, Class 2A1, FRN	1,260
792	5.04%, 04/25/35, Series 2004-AR7, Class 2A1, FRN	795
	GSR Mortgage Loan Trust
920	5.00%, 08/25/19, Series 2004-10F, Class 2A1	927
394	5.00%, 05/25/34, Series 2004-6F, Class 1A2	351
428	6.00%, 11/25/34, Series 2004-13F, Class 2A3	429
261	6.00%, 11/25/34, Series 2004-13F, Class 3A3	262
1,000	6.50%, 05/25/34, Series 2004-6F, Class 3A4	1,049
	MASTR Adjustable Rate Mortgages Trust
570	3.82%, 12/21/34, Series 2004-13, Class 2A1, FRN	564
	MASTR Alternative Loans Trust
104	Zero Coupon, 08/25/34, Series 2004-7, Class 30, PO	71
920	4.50%, 09/25/19, Series 2004-10, Class 1A1	894
	MASTR Asset Securitization Trust
433	Zero Coupon, 12/25/18, Series 2003-12, Class 15, PO	333
804	Zero Coupon, 10/25/19, Series 2004-10, Class 15, PO	652
458	Zero Coupon, 07/25/19, Series 2004-6, Class 15, PO	349
445	Zero Coupon, 08/25/19, Series 2004-8, PO	332
309	5.00%, 05/25/18, Series 2003-4, Class 2A2	312
	MortgageIT Trust
327	3.17%, 01/25/35, Series 2005-1, Class 1A1, FRN	327
	Nomura Asset Acceptance Corp.
264	6.50%, 10/25/34, Series 2004-R2, Class A1, VAR (e)	270
	PNC Mortgage Securities Corp.
378	6.75%, 06/25/29, Series 1999-4, Class 1A10	377
	Residential Accredit Loans, Inc.
1,125	4.70%, 05/25/18, Series 2003-QS9, Class A3, IO, FRN	100
517	4.75%, 02/25/18, Series 2003-QS3, Class A8, IO, FRN	36
375	5.00%, 09/25/18, Series 2003-QS18, Class A1	373
500	6.25%, 06/25/17, Series 2002-QS8, Class A5	507
276	6.75%, 03/25/32, Series 2002-QS3, Class A10	279
155	10.23%, 02/25/18, Series 2003-QS3, Class A2, IF	161
113	10.66%, 10/25/17, Series 2002-QS16, Class A3, IF	120
	Residential Funding Mortgage Securities I
669	4.00%, 05/25/33, Series 2003-S7, Class A17	646
165	4.50%, 12/25/32, Series 2003-S12, Class 4A5	155
	Salomon Brothers Mortgage Securities VII
61	Zero Coupon, 12/25/18, Series 2003-UP2, Class 1, PO	50
	Structured Adjustable Rate Mortgage Loan Trust
400	5.02%, 06/25/34, Series 2004-6, Class 5A4, VAR	395
	Structured Asset Securities Corp.

Principal Amount	Security Description	Value

500	5.00%, 04/25/18, Series 2003-8, Class 1A2	497
	Wachovia Bank Commercial Mortgage Trust
450	4.04%, 10/15/41, Series 2004-C15, Class A2	437
	Washington Mutual, Inc.
77	Zero Coupon, 10/25/18, Series 2003-S10, Class A6, PO	54
146	4.03%, 08/25/33, Series 2003-AR8, Class A, FRN	143
514	4.50%, 09/25/18, Series 2003-S8, Class A4	496
561	5.50%, 06/25/33, Series 2003-S4, Class 3A	565
	Wells Fargo Mortgage Backed Securities Trust
128	Zero Coupon, 10/25/18, Series 2003-11, Class 1A, PO	98
974	3.50%, 01/25/35, Series 2004-EE, Class 3A1, FRN	957
600	3.54%, 09/25/34, Series 2004-S, Class A5, FRN	575
150	4.50%, 08/25/18, Series 2003-8, Class A9	143
1,061	4.58%, 01/25/35, Series 2004-BB, Class A4, FRN	1,059
663	4.75%, 10/25/18, Series 2003-11, Class 1A4	651
462	5.00%, 07/25/19, Series 2004-7, Class 2A2	459
511	5.50%, 01/25/34, Series 2003-17, Class 2A4	511

		25,794

	Total Collateralized Mortgage Obligations
	(Cost $114,733)	114,091

CORPORATE BONDS — 12.9%
Aerospace & Defense — 0.0% (g)
88	Systems 2001 AT LLC
	7.16%, 12/15/11 (e)	94

Airlines — 0.4%
85	American Airlines, Inc.
	7.02%, 04/15/11, Series 1999-1	86
275	Delta Air Lines, Inc.
	7.57%, 05/18/12, Series 2000-1	256
114	Southwest Airlines Co.
	5.10%, 05/01/06, Series 2001-1	115
	United AirLines, Inc.
304	6.07%, 03/01/13 (d)	283
194	6.20%, 09/01/08, Series 2001-1 (d)	180
98	7.19%, 04/01/11, Series 2000-2 (d)	92
85	7.78%, 07/01/15 (d)	77

		1,089

Automobiles — 0.7%
350	DaimlerChrysler NA Holdings Corp.
	7.20%, 09/01/09	377
	Ford Motor Credit Co.
250	6.88%, 02/01/06	253
900	7.38%, 10/28/09	904
150	General Motors Corp.
	7.20%, 01/15/11	135
100	Toyota Motor Credit Corp.
	2.88%, 08/01/08	96

		1,765

Capital Markets — 1.6%
400	Bear Stearns Cos., Inc. (The)
	3.25%, 03/25/09	380
	Credit Suisse First Boston USA, Inc.
150	5.50%, 08/15/13	153
500	6.13%, 11/15/11	531
	Goldman Sachs Group, Inc.
200	3.88%, 01/15/09	195
225	4.75%, 07/15/13	216
150	5.25%, 10/15/13	149
400	6.88%, 01/15/11	436
	Lehman Brothers Holdings, Inc.
100	4.00%, 01/22/08	99
175	6.63%, 01/18/12	191
150	Merrill Lynch & Co., Inc.
	5.45%, 07/15/14	151
	Merrill Lynch & Co., Inc.
200	3.70%, 04/21/08	196
200	4.13%, 01/15/09, Series C	196
	Morgan Stanley
300	6.60%, 04/01/12	327
640	6.75%, 04/15/11	698
150	State Street Corp.
	7.65%, 06/15/10	171

		4,089

Chemicals — 0.1%
150	Dow Chemical Co. (The)
	6.13%, 02/01/11	161

Commercial Banks — 1.5%
	Bank of America Corp.
200	3.88%, 01/15/08	197
570	7.80%, 02/15/10	645
75	Branch Banking & Trust Co.
	4.88%, 01/15/13	74
150	CIT Group, Inc.
	7.63%, 08/16/05	152
200	First Bank NA
	6.50%, 02/01/08	211
250	Firstar Bank NA
	7.13%, 12/01/09	276
50	HSBC Holdings plc
	7.35%, 11/27/32 (e)	61

Principal Amount	Security Description	Value

250	Huntington National Bank
	8.00%, 04/01/10	282
200	Keycorp
	4.70%, 05/21/09, Series G	200
75	Popular North America, Inc.
	4.25%, 04/01/08	74
190	Royal Bank of Canada
	3.88%, 05/04/09	186
250	Suntrust Bank
	6.38%, 04/01/11	273
100	U.S. Bancorp/Pre-Merger of First Bank
	7.50%, 06/01/26	125
100	Wachovia Bank NA
	7.80%, 08/18/10	115
	Wachovia Corp.
240	3.50%, 08/15/08	233
150	3.63%, 02/17/09	145
260	Wells Fargo & Co.
	3.13%, 04/01/09	247
250	Wells Fargo Bank NA
	7.55%, 06/21/10	282

		3,778

Commercial Services & Supplies — 0.2%
	Hertz Corp.
500	6.50%, 05/15/06	503
100	PHH Corp.
	7.13%, 03/01/13	110

		613
Computers & Peripherals — 0.1%
150	International Business Machines Corp.
	5.39%, 01/22/09	154

Consumer Finance — 1.5%
100	American Express Credit Corp.
	3.00%, 05/16/08	96
500	Boeing Capital Corp.
	6.36%, 07/15/05, Series X	504
	General Motors Acceptance Corp.
490	6.13%, 09/15/06	488
800	7.25%, 03/02/11	743
	HSBC Finance Corp.
500	5.88%, 02/01/09	520
200	6.40%, 06/17/08	211
500	6.50%, 11/15/08	530
200	7.88%, 03/01/07	213
	International Lease Finance Corp.
60	4.50%, 05/01/08	60
40	5.88%, 05/01/13	41
165	6.38%, 03/15/09	174
100	SLM Corp.
	5.38%, 01/15/13, Series A	103

		3,683

Diversified Financial Services — 2.0%
	Associates Corp. of N. America
200	8.15%, 08/01/09	227
250	8.55%, 07/15/09	286
225	CIT Group, Inc.
	6.50%, 02/07/06	230
300	Citigroup, Inc.
	5.63%, 08/27/12	311
	General Electric Capital Corp.
150	3.50%, 05/01/08	146
175	4.25%, 01/15/08	174
170	5.00%, 02/15/07	173
300	5.88%, 02/15/12	317
200	6.75%, 03/15/32	231
500	7.38%, 01/19/10	556
	John Hancock Global Funding II
100	3.50%, 01/30/09 (e)	96
100	7.90%, 07/02/10 (e)	114
	MassMutual Global Funding II
160	3.25%, 06/15/07 (e)	157
200	3.50%, 03/15/10 (e)	188
885	National Rural Utilities Cooperative Finance Corp.
	6.00%, 05/15/06	905
	New York Life Global Funding
75	3.88%, 01/15/09 (e)	73
250	5.38%, 09/15/13 (e)	256
300	Principal Life Global Funding I
	6.25%, 02/15/12 (e)	322
100	Washington Mutual Financial Corp.
	6.88%, 05/15/11	110

		4,872

Diversified Telecommunication Services — 1.2%
348	Bellsouth Telecommunications
	6.30%, 12/15/15	367
400	British Telecommunications plc
	8.38%, 12/15/10	465
180	France Telecom S.A.
	8.00%, 03/01/11	206
150	Nynex Capital Funding Co.
	8.23%, 10/15/09, SUB	168

Principal Amount	Security Description	Value

	Sprint Capital Corp.
500	6.00%, 01/15/07	514
150	7.13%, 01/30/06	153
100	8.38%, 03/15/12	117
60	8.75%, 03/15/32	78
115	TELUS Corp.
	8.00%, 06/01/11	133
650	Verizon Global Funding Corp.
	7.25%, 12/01/10	721
100	Verizon Pennsylvania, Inc.
	8.35%, 12/15/30	125
100	Verizon Virginia, Inc.
	4.63%, 03/15/13, Series A	95

		3,142

Electric Utilities — 0.7%
100	American Electric Power Co., Inc.
	6.13%, 05/15/06, Series A	102
100	Appalachian Power Co.
	4.80%, 06/15/05, Series E	100
100	Carolina Power & Light Co.
	5.13%, 09/15/13	100
165	Constellation Energy Group, Inc.
	6.35%, 04/01/07	171
130	DTE Energy Co.
	6.65%, 04/15/09, Series A	139
	Duke Energy Corp.
125	4.20%, 10/01/08	124
150	5.63%, 11/30/12	154
	Exelon Generation Co., LLC
150	6.95%, 06/15/11	165
675	Virginia Electric & Power Co.
	5.38%, 02/01/07, Series A	688

		1,743

Food & Staples Retailing — 0.1%
150	Kroger Co. (The)
	8.05%, 02/01/10	169

Gas Utilities — 0.0% (g)
80	KeySpan Gas East Corp.
	7.88%, 02/01/10	91

Hotels, Restaurants & Leisure — 0.0% (g)
50	Harrah’s Operating Co., Inc.
	8.00%, 02/01/11	57

Industrial Conglomerates — 0.2%
250	General Electric Co.
	5.00%, 02/01/13	250
100	Raychem Corp.
	7.20%, 10/15/08	111
	Tyco International Group S.A.
200	6.38%, 10/15/11	213
50	6.75%, 02/15/11	54

		628

Insurance — 0.9%
130	American International Group, Inc.
	4.25%, 05/15/13	122
	ASIF Global Financing
150	2.65%, 01/17/06 (e)	149
250	3.90%, 10/22/08 (e)	244
300	4.90%, 01/17/13 (e)	298
200	Jackson National Life Global Funding
	6.13%, 05/30/12 (e)	213
100	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	101
150	MGIC Investment Corp.
	6.00%, 03/15/07	155
150	Monumental Global Funding II
	4.38%, 07/30/09 (e)	147
200	Monumental Global Funding III
	5.20%, 01/30/07 (e)	204
100	Nationwide Financial Services, Inc.
	6.25%, 11/15/11	107
145	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	141
	Protective Life Secured Trust
85	4.00%, 10/07/09	82
200	4.00%, 04/01/11	191

		2,154

IT Services — 0.1%
180	First Data Corp.
	3.90%, 10/01/09	175

Media — 0.6%
150	Comcast Corp.
	5.50%, 03/15/11	153
	COX Communications, Inc.
50	6.88%, 06/15/05	50
100	7.75%, 11/01/10	111
100	Cox Radio, Inc.
	6.38%, 05/15/05	100
	Historic TW, Inc.
120	8.18%, 08/15/07	129
100	9.15%, 02/01/23	132

Principal Amount	Security Description	Value

10	Liberty Media Corp.
	5.70%, 05/15/13	9
335	Tele-Communications — TCI Group
	9.80%, 02/01/12	420
150	Time Warner Entertainment Co. LP
	10.15%, 05/01/12	191
150	Time Warner, Inc.
	5.63%, 05/01/05	150
150	Viacom, Inc.
	7.75%, 06/01/05	151

		1,596

Multi-Utilities & Unregulated Power — 0.0% (g)
65	PSEG Power LLC
	7.75%, 04/15/11	74

Oil & Gas — 0.1%
125	ConocoPhillips
	8.75%, 05/25/10	148

Paper & Forest Products — 0.2%
	International Paper Co.
165	4.00%, 04/01/10	159
55	4.25%, 01/15/09	54
65	Union Camp Corp.
	6.50%, 11/15/07	68
100	Weyerhaeuser Co.
	6.75%, 03/15/12	110

		391

Real Estate — 0.1%
165	EOP Operating LP
	6.75%, 02/15/12	179
30	ERP Operating LP
	4.75%, 06/15/09	30

		209

Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
60	6.13%, 03/15/09	63
150	7.13%, 12/15/10	166

		229

Supernational — 0.0% (g)
50	Corp. Andina de Fomento
	5.20%, 05/21/13	50

Thrifts & Mortgage Finance — 0.4%
50	Countrywide Home Loans, Inc.
	3.25%, 05/21/08	48
250	4.00%, 03/22/11, Series L	237
200	7.20%, 10/30/06, Series E	209
250	Washington Mutual Bank FA
	5.65%, 08/15/14	254
90	Washington Mutual, Inc.
	4.20%, 01/15/10	88
300	World Savings Bank FSB
	4.50%, 06/15/09	297

		1,133

Wireless Telecommunication Services — 0.1%
	New Cingular Wireless Services
50	7.50%, 05/01/07	53
150	7.88%, 03/01/11	171

		224

	Total Corporate Bonds
	(Cost $31,596)	32,511

U.S. GOVERNMENT AGENCY MORTGAGES — 6.6%
	Federal Home Loan Mortgage Conventional Corp.
123	10.00%, 01/01/20 - 09/01/20	138
12	12.00%, 07/01/19	13
	Federal Home Loan Mortgage Corp. Gold Pools
1,179	4.00%, 08/01/18 - 05/01/19	1,129
1,063	4.50%, 08/01/18 - 05/01/19	1,042
423	5.50%, 10/01/33	425
707	6.00%, 12/01/22 - 01/01/34	726
717	6.50%, 10/01/17 - 11/01/22	747
996	7.00%, 07/01/29	1,046
129	7.50%, 09/01/10	134
85	8.50%, 11/01/15	92
16	9.00%, 06/01/10	17
	Federal National Mortgage Association Conventional Pools
909	3.50%, 09/01/18 - 06/01/19	844
12	3.82%, 03/01/19 ARM	12
2,848	4.00%, 09/01/13 - 07/01/18	2,744
29	4.14%, 03/01/29 ARM	29
290	4.50%, 07/01/18	284
1,224	4.91%, 01/01/35 ARM	1,229
337	4.98%, 04/01/34 ARM	343
120	5.00%, 06/01/18	120
1,651	5.50%, 09/01/33 - 01/01/34	1,657
1,066	6.00%, 01/01/29 - 12/01/32	1,091
419	6.50%, 04/01/09 - 12/01/22	437
79	7.00%, 08/01/32	84
840	8.00%, 11/01/12 - 11/01/28	901
432	8.50%, 12/01/07 - 06/01/30	468
225	9.00%, 12/01/06 - 04/01/25	245
119	10.00%, 08/01/21	133
	Government National Mortgage Association Various Pools

Principal Amount	Security Description	Value

47	6.50%, 10/15/28	49
70	7.00%, 06/15/33	75
27	7.50%, 09/15/28	29
256	8.00%, 01/15/16 - 07/15/28	274
14	8.50%, 05/20/25	15
80	9.00%, 10/15/30 - 12/15/30	89

	Total U.S. Government Agency Mortgages
	(Cost $16,574)	16,661

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
255	Federal National Mortgage Association
	6.25%, 02/01/11
	(Cost $255)	272

U.S. TREASURY OBLIGATIONS — 18.3%
	U.S. Treasury Bonds
150	7.63%, 02/15/25	202
550	7.88%, 02/15/21	734
2,400	8.75%, 05/15/17	3,298
550	9.88%, 11/15/15	793
5,290	10.38%, 11/15/12	6,129
1,350	11.75%, 11/15/14	1,775
3,450	12.00%, 08/15/13	4,306
3,845	12.75%, 11/15/10 (m)	4,066
300	13.25%, 05/15/14	403
	U.S. Treasury Inflation Indexed Bond
648	3.63%, 04/15/28	852
	U.S. Treasury Inflation Protected Notes
963	3.38%, 01/15/07	1,011
116	3.88%, 01/15/09	128
	U.S. Treasury Notes
200	3.63%, 07/15/09	196
405	5.75%, 08/15/10	435
1,000	6.13%, 08/15/07	1,051
400	6.50%, 10/15/06	417
1,100	6.50%, 02/15/10	1,211
	U.S. Treasury STRIPS
1,000	11/15/09, PO	824
1,200	02/15/11, PO	935
1,350	05/15/11, PO	1,039
650	05/15/12, PO	475
650	11/15/12, PO	463
3,000	02/15/13, PO	2,109
1,000	08/15/13, PO	684
1,000	02/15/14, PO	666
1,600	05/15/14, PO	1,052
1,800	08/15/14, PO	1,169
900	11/15/14, PO	577
1,070	05/15/15, PO	668
360	08/15/15, PO	222
1,900	11/15/15, PO	1,159
1,800	11/15/15, PO	1,094
4,470	02/15/16, PO (m)	2,677
100	05/15/16, PO	59
200	08/15/16, PO	117
900	11/15/16, PO	517
2,750	02/15/17, PO	1,561
800	05/15/18, PO	423
750	02/15/19, PO	381
100	02/15/22, PO	43
500	02/15/23, PO	205

	Total U.S. Treasury Obligations
	(Cost $45,345)	46,126

MUNICIPAL BONDS — 0.1%
Illinois
300	Illinois State, Taxable Pension, GO
	5.10%, 06/01/33
	(Cost $300)	288

FOREIGN GOVERNMENT SECURITIES — 0.4%
400	Province of Quebec
	5.75%, 02/15/09	418
	United Mexican States
150	4.63%, 10/08/08	148
50	6.38%, 01/16/13	52
100	6.63%, 03/03/15	104
325	7.50%, 04/08/33, Series A	344

	Total Foreign Government Securities
	(Cost $1,015)	1,066

SHORT-TERM INVESTMENTS — 13.6%
Commercial Paper — 0.1%
191	Capital One Bank
	8.25%, 06/15/05	191

Shares

Investment Companies — 13.5%
33,912	JPMorgan Liquid Assets Money Market Fund (b)	33,912

	Total Short-Term Investments
	(Amortized Cost $34,103)	34,103

Shares	Security Description	Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 16.1%
Investment Companies — 16.1%
16,950	BGI Prime Money Market Fund	16,950
23,601	Morgan Stanley Institutional Liquidity Funds	23,601

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $40,551)	40,551

Total Investments — 115.3%
(Cost/Amortized Cost $289,264)		290,546
Other Liabilities in Excess of Assets — (15.3)%		(38,637)

Net Assets — 100.0%		$251,909

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.

IO	Interest Only

IF	Inverse Floaters

HB	High Coupon Bonds

PO	Principal Only

SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2005.

VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(d)	Defaulted Security.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.

(g)	Amount rounds to less than 0.1%.

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,057
Aggregate gross unrealized depreciation	(3,775)

Net unrealized appreciation/depreciation	$1,282

Federal income tax cost of investments	$289,264

JPMorgan Investment Trust Government Bond Portfolio (Formerly One Group Investment Trust Government Bond Portfolio)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
 (Amounts in thousands)

Principal Amount	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 45.7%
Agency CMO — 45.7%
	Federal Home Loan Mortgage Corp.
$175	Zero Coupon, 08/15/08 Series 1561, Class TA, PO	$166
144	Zero Coupon, 12/15/31 Series 2390, Class DO, PO	123
2,000	3.00%, 03/15/30 Series 2626, Class KA	1,901
1,185	3.25%, 04/15/32 Series 2647, Class A	1,109
2,694	4.50%, 07/15/18 Series 2651, Class VZ	2,530
650	4.50%, 02/15/28 Series 2631, Class TE	632
410	4.50%, 07/15/32 Series 2682, Class LC	391
883	5.00%, 11/15/17 Series 2527, Class BP	877
3,230	5.00%, 02/15/18 Series 2578, Class PG	3,194
1,250	5.00%, 06/15/21 Series 2749, Class TD	1,240
1,250	5.00%, 01/15/28 Series 2929, Class PC	1,249
1,200	5.00%, 10/15/28 Series 2827, Class TC	1,204
2,500	5.00%, 03/15/29 Series 2684, Class PD	2,497
2,438	5.00%, 10/15/32 Series 2656, Class BG	2,403
673	6.00%, 06/15/11 Series 2366, Class VG	690
595	6.00%, 08/15/13 Series 2170, Class PE	599
256	6.00%, 02/15/27 Series 2091, Class PF (m)	256
342	6.00%, 11/15/27 Series 2132, Class PD	349
25	6.00%, 02/15/28 Series 2165, Class PD	26
750	6.00%, 11/15/28 Series 2095, Class PE	777
5,000	6.00%, 12/15/32 Series 2543, Class YX	5,157
104	6.25%, 04/15/27 Series 2018, Class PE (m)	104
62	6.50%, 05/15/14 Series 2288, Class VB	62
1,228	6.50%, 08/15/16 Series 2345, Class PQ	1,278
533	6.50%, 09/15/23 Series 1577, Class PV	552
1,716	6.50%, 09/15/23 Series 1584, Class L	1,784
800	6.50%, 12/15/23 Series 1633, Class Z	841
201	6.50%, 03/15/24 Series 1694, Class PK	213
345	6.50%, 10/17/26 Series 1985, Class PL (m)	352
74	6.50%, 01/15/28 Series 2137, Class TM	74
1,000	6.50%, 10/15/31 Series 2367, Class ME	1,059
1,191	6.95%, 03/15/28 Series 2035, Class PC	1,239
757	7.00%, 10/15/27 Series 1999, Class PU	790
1,475	7.00%, 02/15/28 Series 2031, Class PG (m)	1,550
445	7.00%, 08/15/29 Series 2178, Class PB	464
299	7.35%, 10/15/30 Series 2259, Class ZC	318
361	8.00%, 08/15/22 Series 1343, Class LA	375
114	11.88%, 11/15/08 Series 1604, Class MB, IF	120
89	12.19%, 12/15/08 Series 1625, Class SC, IF	97
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
829	Zero Coupon, 05/25/43 Series T-56, Class A, PO	699
1,466	6.50%, 02/25/43 Series T-54, Class 2A	1,519
	Federal National Mortgage Association
230	Zero Coupon, 05/25/23 Series 93-146, Class E, PO	197
34	Zero Coupon, 09/25/23 Series 1993-205, Class H, PO	29
21	Zero Coupon, 11/25/26 Series 97-47, Class PA, PO	21
1,250	3.50%, 12/25/25 Series 2003-70, Class BE	1,196
1,549	4.50%, 09/25/22 Series 2004-75, Class VK	1,481
2,902	4.50%, 01/25/24 Series 2003-128, Class DY	2,704
2,000	5.00%, 11/25/16 Series 2003-35, Class MD	2,006
3,000	5.00%, 05/25/18 Series 2003-35, Class ME	2,986
1,850	5.00%, 05/25/23 Series 2004-2, Class OE	1,813
67	5.00%, 02/25/24 Series 1994-76, Class H	68
3,600	5.00%, 12/25/32 Series 2003-81, Class MC	3,546
2,000	5.50%, 04/25/17 Series 2002-18, Class PC	2,051
433	6.00%, 01/17/13 Series 1998-37, Class VB	437
99	6.00%, 10/25/14 Series 2002-12, Class PD	99
640	6.00%, 02/25/17 Series 2002-2, Class UC	657
59	6.00%, 12/25/22 Series G92-66, Class KA	60
6,389	6.00%, 04/25/24 Series 1994-72, Class K	6,607
2,592	6.00%, 07/25/31 Series 2001-33, Class ID, IO	515
628	6.25%, 01/25/09 Series 1994-12, Class C	638
500	6.50%, 08/25/23 Series 1994-28, Class K	514
1,659	6.50%, 12/25/23 Series 1993-223, Class PZ	1,784
1,400	6.50%, 03/25/24 Series 1994-37, Class L	1,465
308	6.50%, 08/18/28 Series 1998-46, Class GZ	319
849	6.50%, 10/25/28 Series 1998-58, Class PC	884
1,740	6.50%, 08/25/29 Series 1999-39, Class JH, IO	361
750	7.00%, 03/25/21 Series 2001-4, Class PC	790
245	7.00%, 09/25/23 Series 1993-155, Class PJ	262
1,205	7.00%, 12/25/23 Series 1993-250, Class Z	1,254
139	8.00%, 07/25/22 Series G92-44, Class ZQ	149
137	8.30%, 10/25/08 Series 1993-197, Class SC, IF	142
303	9.08%, 12/25/08 Series 1993-221, Class SG, IF	311
57	9.50%, 06/25/18 Series 1988-16, Class B	61
53	17.82%, 02/25/09 Series 1994-13, Class SM, FRN	59
	Federal National Mortgage Association Whole Loan
2,000	6.00%, 06/25/29 Series 2002-W7, Class A4	2,049
1,250	6.25%, 02/25/29 Series 1999-W4, Class A9	1,273
1,395	6.50%, 12/25/42 Series 2003-W1, Class 1A1	1,439
1,255	6.50%, 10/25/44 Series 2005-W1, Class 1A2	1,303
	Government National Mortgage Association
1,920	5.50%, 07/20/15 Series 2004-62, Class VA	1,949
2,760	6.00%, 04/16/28 Series 2003-75, Class BE	2,840
219	6.00%, 05/20/29 Series 1999-17, Class L	225
300	6.50%, 09/16/25 Series 1996-6, Class PK	312
40	6.50%, 06/20/27 Series 1997-19, Class PJ (m)	40
685	6.50%, 09/20/28 Series 1998-22, Class PD	712
1,894	6.50%, 06/16/30 Series 2001-6, Class PM	1,940
2,500	6.50%, 03/16/31 Series 2001-10, Class PE (m)	2,652
1,000	6.50%, 12/20/31 Series 2001-64, Class PB	1,046
	Total Collateralized Mortgage Obligations

	(Cost $93,032)	94,106

U.S. GOVERNMENT AGENCY MORTGAGES — 15.4%
	Federal Home Loan Mortgage Corp. Conventional Pools
152	4.00%, 04/01/30 ARM	157
77	9.00%, 12/01/09	78
	Federal Home Loan Mortgage Corp. Gold Pools
470	4.11%, 01/01/27 ARM	483
631	5.00%, 12/01/13 - 04/01/14	631
243	5.50%, 03/01/14	248

Principal Amount	Security Description	Value
529	6.00%, 04/01/14 - 04/01/26	545
2,673	6.50%, 06/01/14 - 04/01/32	2,782
92	7.00%, 02/01/11	97
271	7.50%, 09/01/10	282
41	8.50%, 07/01/28	44
	Federal National Mortgage Association Conventional Pools
5,152	5.00%, 11/01/13 - 11/01/33	5,083
9,470	5.50%, 11/01/16 - 01/01/34	9,521
3,382	6.00%, 03/01/22 - 09/01/28	3,480
951	6.50%, 09/01/25 - 04/01/32	993
290	7.50%, 02/01/13 - 08/01/30	309
958	8.00%, 11/01/12 - 01/01/16	1,014
	Government National Mortgage Association Various Pools
25	3.75%, 07/20/27 ARM	25
1,260	4.50%, 07/20/34 ARM	1,242
3,847	4.50%, 09/20/34 ARM	3,856
64	6.50%, 03/05/28 - 09/15/28	68
122	7.00%, 12/15/25 - 06/15/28	130
77	7.50%, 05/15/23 - 12/20/26	82
84	7.75%, 07/15/30	90
398	8.00%, 10/15/27 - 11/20/26	428
29	9.00%, 11/15/24	32

	Total U.S. Government Agency Mortgages

	(Cost $31,600)	31,700

U.S. GOVERNMENT AGENCY SECURITIES — 12.5%
1,500	Federal Farm Credit Bank 6.75%, 07/07/09	1,639
1,000	Federal Home Loan Bank 5.90%, 03/26/09	1,059
4,500	Federal Home Loan Bank System 5.75%, 08/15/11	4,762
	Federal National Mortgage Association
3,000	Zero Coupon, 10/09/19	1,383
630	Zero Coupon, 03/23/28	188
6,000	Federal National Mortgage Association STRIP 09/23/20	2,642
10,000	Financing Corp. STRIP 11/02/18 - 12/06/18, PO	4,970
4,000	Residual Funding STRIP 7/15/2020, PO	1,850
3,975	Resolution Funding Corp. STRIP 10/15/08 - 01/15/20	2,330
	Tennessee Valley Authority
5,000	Zero Coupon, 07/15/16, PO	2,795
2,000	6.00%, 03/15/13, Series C	2,171
	Total U.S. Government Agency Securities

	(Cost $23,231)	25,789

U.S. TREASURY OBLIGATIONS — 24.1%
	U.S. Treasury Bonds
650	6.13%, 11/15/27	760
2,700	7.25%, 05/15/16	3,311
1,250	8.13%, 08/15/19	1,682
2,000	9.13%, 05/15/18	2,857
	U.S. Treasury Inflation Indexed Bonds
548	3.50%, 01/15/11	612
5,901	3.63%, 01/15/08	6,347
	U.S. Treasury Notes
2,250	4.25%, 08/15/13	2,219
2,500	5.00%, 08/15/11	2,597
200	6.00%, 08/15/09	215
7,000	6.13%, 08/15/07	7,359
1,000	6.88%, 05/15/06	1,036
2,800	10.38%, 11/15/12	3,244
	U.S. Treasury STRIPS
4,000	11/15/09, PO	3,296
2,500	8/15/14, PO	1,623
2,000	11/15/14, PO	1,281
2,250	5/15/15, PO	1,405
750	8/15/15, PO	462
3,400	11/15/15, PO	2,067
15,000	05/15/20, PO	7,129
	Total U.S. Treasury Obligations

	(Cost $47,227)	49,502

Shares

SHORT-TERM INVESTMENTS — 1.9%
Investment Company — 1.9%
3,966	JPMorgan U.S. Government Money Market Fund (b) (Amortized Cost $3,966)	3,966

Principal Amount

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED— 22.4%
Repurchase Agreement— 22.4%
$46,179	Deutsche Bank Financial, Inc. 2.90%, dated 03/31/05, due 04/01/05, repurchase price $46,183, collateralized by U.S. Government Agency Securities (Amortized Cost $46,179)	46,179

Total Investments — 122.0%
(Cost/Amortized Cost $245,235)		251,242
Other Liabilities in Excess of Assets — (22.0)%		(45,275)

Net Assets — 100.0%		$205,967

ARM	Adjustable Rate Mortgage.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
IF	Inverse Floaters.
IO	Interest Only.
PO	Principal Only.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,584
Aggregate gross unrealized depreciation	(1,577)

Net unrealized appreciation/depreciation	$6,007

Federal income tax cost of investments	$245,235

     ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	Effective February 19, 2005, the Administrator was renamed to JPMorgan Funds Management, Inc. In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Investment Trust

By:	/s/ George C. W. Gatch

George C. W. Gatch President May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch President May 26, 2005

By:	/s/ Suzanne Cioffi

Suzanne Cioffi Principal Financial Officer May 26, 2005